GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2021

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Table of Contents

Year ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and

Policyholders of Genworth Life & Annuity VL Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VL Separate Account 1 (the Separate Account) as of December 31, 2021, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2022

Appendix

Statement of assets and liabilities as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio — Class B

AB Growth and Income Portfolio — Class B

AB International Value Portfolio — Class B

AB Large Cap Growth Portfolio — Class B

AB Small Cap Growth Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. Capital Appreciation Fund — Series I shares (1)

Invesco V.I. Capital Appreciation Fund — Series II shares (1)

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Conservative Balanced Fund — Series I shares (1)

Invesco V.I. Conservative Balanced Fund — Series II shares (1)

Invesco V.I. Core Bond Fund — Series I shares (1)

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares (1)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares (1)

Invesco V.I. Global Fund — Series II shares (1)

Invesco V.I. Global Strategic Income Fund — Series I shares (1)

Invesco V.I. International Growth Fund — Series II shares

Invesco V.I. Main Street Fund® — Series II shares (1)

Invesco V.I. Main Street Small Cap Fund® — Series II shares (1)

Allspring Variable Trust

Allspring VT Omega Growth Fund — Class 2 (1)

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund — Class II

BNY Mellon

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares (1)

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® — Loomis Sayles Growth Fund — Class 1

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares (1)

Federated Hermes High Income Bond Fund II — Service Shares (1)

Federated Hermes Kaufmann Fund II — Service Shares (1)

Federated Hermes Managed Volatility Fund II — Primary Shares (1)

Fidelity® Variable Insurance Products Fund

VIP Asset ManagerSM Portfolio — Initial Class

VIP Asset ManagerSM Portfolio — Service Class 2

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity-Income Portfolio — Initial Class

VIP Equity-Income Portfolio — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares (1)

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Aggressive Growth Portfolio — Class II

ClearBridge Variable Dividend Strategy Portfolio — Class I

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Large Cap Value Portfolio — Class I

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small-Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares (1)

PSF PGIM Jennison Focused Blend Portfolio — Class II Shares (1)

PSF PGIM Jennison Growth Portfolio — Class II Shares (1)

Statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the period from April 30, 2021 (inception) to December 31, 2021.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund — Series II shares

Statement of assets and liabilities as of December 31, 2021, the related statements of operations for the period from January 1, 2021 to April 30, 2021 (liquidation date) and changes in net assets for the period from January 1, 2020 to April 30, 2021 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Value Opportunities Fund — Series II shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2021

	AB Variable Products Series Fund, Inc.

	AB Global Thematic Growth Portfolio — Class B	AB Growth and Income Portfolio — Class B	AB International Value Portfolio — Class B	AB Large Cap Growth Portfolio — Class B	AB Small Cap Growth Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$359,120	$5,684,550	$961,222	$1,187,768	$465,988
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	359,120	5,684,550	961,222	1,187,768	465,988

Liabilities:
Accrued expenses payable to affiliate (note 4b)	4	44	10	15	7
Payable for units withdrawn	—	1	—	—	—
Total liabilities	4	45	10	15	7

Net assets	$359,116	$5,684,505	$961,212	$1,187,753	$465,981

Investments in securities at cost	$199,676	$4,293,259	$870,945	$753,828	$403,865
Shares outstanding	8,199	157,380	61,538	13,864	21,826

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Bond Fund — Series I shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Assets:
Investments at fair value (note 2b)	$285,696	$1,188,923	$1,409,832	$8,031,877	$294,506
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	518	—
Total assets	285,696	1,188,923	1,409,832	8,032,395	294,506

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	29	14	197	2
Payable for units withdrawn	1	—	—	—	—
Total liabilities	2	29	14	197	2

Net assets	$285,694	$1,188,894	$1,409,818	$8,032,198	$294,504

Investments in securities at cost	$241,403	$1,229,617	$1,139,857	$5,284,172	$216,033
Shares outstanding	15,655	152,426	37,307	70,068	2,838

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Conservative Balanced Fund — Series I shares

$1,399,718	$373,522	$632,826	$7,092,506	$770,692	$1,265,712	$1,781,571
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,399,718	373,522	632,826	7,092,506	770,692	1,265,712	1,781,571

21	2	3	175	6	11	50
—	—	—	12,361	—	—	—
21	2	3	12,536	6	11	50

$1,399,697	$373,520	$632,823	$7,079,970	$770,686	$1,265,701	$1,781,521

$923,898	$250,308	$599,166	$4,694,503	$554,194	$947,859	$1,488,233
15,793	4,498	31,816	86,642	9,684	60,129	96,093

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)						Allspring Variable Trust

Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. International Growth Fund — Series II shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Value Opportunities Fund — Series II shares	Allspring VT Omega Growth Fund — Class 2

$4,348,150	$863,050	$785,590	$2,191,796	$1,459,622	$—	$297,366
—	—	—	—	—	—	—
—	81	—	—	—	—	—
4,348,150	863,131	785,590	2,191,796	1,459,622	—	297,366

49	19	4	21	13	—	—
9	—	—	—	—	—	1
58	19	4	21	13	—	1

$4,348,092	$863,112	$785,586	$2,191,775	$1,459,609	$—	$297,365

$3,518,287	$958,763	$645,926	$1,723,782	$1,158,855	$—	$200,454
77,397	193,944	19,292	62,126	47,344	—	7,133

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	American Century Variable Portfolios II, Inc.	BNY Mellon	BlackRock Variable Series Funds, Inc.

	VP Inflation Protection Fund — Class II	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares

Assets:
Investments at fair value (note 2b)	$562,271	$193,734	$218,838	$213,269	$963,618
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	562,271	193,734	218,838	213,269	963,618

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	3	2	1	7
Payable for units withdrawn	1	—	—	—	—
Total liabilities	2	3	2	1	7

Net assets	$562,269	$193,731	$218,836	$213,268	$963,611

Investments in securities at cost	$525,335	$114,903	$306,838	$223,761	$994,035
Shares outstanding	49,236	3,336	20,704	15,421	67,011

	Federated Hermes Insurance Series (continued)	Fidelity® Variable Insurance Products Fund

	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$641,266	$5,126,950	$113,761	$726,272	$20,796,435
Dividend receivable	—	—	—	—	1,624,303
Receivable for units sold	—	92	—	—	233
Total assets	641,266	5,127,042	113,761	726,272	22,420,971

Liabilities:
Accrued expenses payable to affiliate (note 4b)	15	136	2	4	610
Payable for units withdrawn	—	—	—	—	—
Total liabilities	15	136	2	4	610

Net assets	$641,251	$5,126,906	$113,759	$726,268	$22,420,361

Investments in securities at cost	$515,721	$4,217,721	$93,843	$521,529	$12,711,348
Shares outstanding	49,711	279,703	6,387	29,620	382,639

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares

$751,048	$1,258,583	$607,449	$654,563	$445,276	$911,730	$1,526,613
—	—	—	1,586	—	—	—
—	—	—	—	—	—	—
751,048	1,258,583	607,449	656,149	445,276	911,730	1,526,613

3	7	4	2	11	6	9
—	—	—	—	—	—	9
3	7	4	2	11	6	18

$751,045	$1,258,576	$607,445	$656,147	$445,265	$911,724	$1,526,595

$568,328	$472,916	$554,922	$664,084	$446,287	$917,629	$1,188,628
35,443	21,426	40,551	72,009	69,683	143,580	68,152

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income Portfolio — Initial Class	VIP Equity-Income Portfolio — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class

$8,245,409	$319,176	$10,584,723	$2,338,931	$1,828,489	$1,552,028	$2,215,337
664,689	—	668,274	151,794	34,589	29,673	—
—	—	81	—	—	—	—
8,910,098	319,176	11,253,078	2,490,725	1,863,078	1,581,701	2,215,337

89	6	296	22	38	11	54
—	—	—	—	—	—	—
89	6	296	22	38	11	54

$8,910,009	$319,170	$11,252,782	$2,490,703	$1,863,040	$1,581,690	$2,215,283

$6,107,614	$301,555	$8,970,838	$2,026,365	$1,433,405	$1,121,302	$1,695,662
157,026	16,932	404,770	92,558	69,736	61,055	27,954

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2

Assets:
Investments at fair value (note 2b)	$19,751,637	$3,822,511	$5,429,860	$3,487,782	$539,507
Dividend receivable	1,446,229	288,361	813,721	131,626	34,829
Receivable for units sold	—	—	—	—	—
Total assets	21,197,866	4,110,872	6,243,581	3,619,408	574,336

Liabilities:
Accrued expenses payable to affiliate (note 4b)	540	49	92	89	2
Payable for units withdrawn	15,217	—	—	—	—
Total liabilities	15,757	49	92	89	2

Net assets	$21,182,109	$4,110,823	$6,243,489	$3,619,319	$574,334

Investments in securities at cost	$12,763,821	$2,403,557	$4,698,444	$2,617,795	$463,448
Shares outstanding	192,831	38,448	137,849	119,118	32,520

	Goldman Sachs Variable Insurance Trust (continued)	Janus Aspen Series

	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares

Assets:
Investments at fair value (note 2b)	$4,607,203	$7,893,320	$3,601,825	$11,334,543	$1,534,749
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	175	—
Total assets	4,607,203	7,893,320	3,601,825	11,334,718	1,534,749

Liabilities:
Accrued expenses payable to affiliate (note 4b)	114	207	47	253	19
Payable for units withdrawn	—	10,460	—	—	10
Total liabilities	114	10,667	47	253	29

Net assets	$4,607,089	$7,882,653	$3,601,778	$11,334,465	$1,534,720

Investments in securities at cost	$3,918,286	$5,302,722	$2,511,321	$6,870,723	$945,879
Shares outstanding	236,025	157,175	67,780	112,770	16,594

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

Franklin Templeton Variable Insurance Products Trust					Goldman Sachs Variable Insurance Trust

Franklin Income VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares

$1,342,459	$430,325	$547,166	$859,814	$164,571	$8,439,051	$992,299
—	—	—	—	—	44	—
—	—	—	—	—	1,887	—
1,342,459	430,325	547,166	859,814	164,571	8,440,982	992,299

2	2	12	25	—	162	24
—	—	—	—	1	—	—
2	2	12	25	1	162	24

$1,342,457	$430,323	$547,154	$859,789	$164,570	$8,440,820	$992,275

$1,220,567	$400,409	$549,039	$1,023,695	$170,805	$8,439,051	$987,946
80,099	22,413	39,364	62,215	14,199	8,439,051	99,528

Janus Aspen Series (continued)

Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares

$1,748,972	$8,738,767	$2,111,215	$6,648,397	$701,431	$2,192,738	$3,760,808
—	—	—	—	—	—	—
—	12	—	98	—	—	486
1,748,972	8,738,779	2,111,215	6,648,495	701,431	2,192,738	3,761,294

48	223	25	150	9	47	96
—	—	—	—	—	—	—
48	223	25	150	9	47	96

$1,748,924	$8,738,556	$2,111,190	$6,648,345	$701,422	$2,192,691	$3,761,198

$1,744,759	$6,189,383	$1,506,772	$4,011,121	$388,244	$1,368,296	$3,124,096
145,143	141,519	37,274	93,272	10,120	104,866	87,644

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	Janus Aspen Series (continued)			Legg Mason Partners Variable Equity Trust

	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II	ClearBridge Variable Dividend Strategy Portfolio — Class I

Assets:
Investments at fair value (note 2b)	$175,500	$8,953,724	$490,526	$414,400	$863,745
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	175,500	8,953,724	490,526	414,400	863,745

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	217	6	2	23
Payable for units withdrawn	—	4,995	—	—	—
Total liabilities	2	5,212	6	2	23

Net assets	$175,498	$8,948,512	$490,520	$414,398	$863,722

Investments in securities at cost	$124,928	$5,308,209	$273,584	$458,945	$712,457
Shares outstanding	4,278	159,008	9,027	17,717	33,714

	PIMCO Variable Insurance Trust

	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares

Assets:
Investments at fair value (note 2b)	$218,963	$1,386,045	$179,238	$2,002,187	$666,723
Dividend receivable	—	6,696	277	3,060	398
Receivable for units sold	—	—	—	—	—
Total assets	218,963	1,392,741	179,515	2,005,247	667,121

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	10	2	15	8
Payable for units withdrawn	1	—	—	—	—
Total liabilities	2	10	2	15	8

Net assets	$218,961	$1,392,731	$179,513	$2,005,232	$667,113

Investments in securities at cost	$207,784	$1,356,966	$179,638	$2,047,424	$676,874
Shares outstanding	18,779	174,565	16,673	178,131	65,173

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

Legg Mason Partners Variable Equity Trust (continued)		MFS® Variable Insurance Trust				MFS® Variable Insurance Trust II

ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

$78,683	$935,870	$458,980	$1,289,744	$1,055,122	$2,056,195	$1,246,324
—	—	—	—	—	—	—
—	—	—	—	—	—	—
78,683	935,870	458,980	1,289,744	1,055,122	2,056,195	1,246,324

2	19	2	16	2	21	10
—	—	—	—	—	—	—
2	19	2	16	2	21	10

$78,681	$935,851	$458,978	$1,289,728	$1,055,120	$2,056,174	$1,246,314

$45,534	$873,513	$303,769	$1,248,764	$920,081	$1,801,698	$883,370
3,059	41,155	10,438	65,007	38,820	54,715	46,041

PIMCO Variable Insurance Trust (continued)	Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

Total Return Portfolio — Administrative Class Shares	NASDAQ-100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares

$5,648,006	$734,155	$1,408,812	$3,932,237	$5,031,174	$37,409,605	$3,814,652
10,316	—	—	—	—	—	—
—	—	—	—	—	686	—
5,658,322	734,155	1,408,812	3,932,237	5,031,174	37,410,291	3,814,652

65	5	27	61	97	672	47
—	—	1	—	—	—	—
65	5	28	61	97	672	47

$5,658,257	$734,150	$1,408,784	$3,932,176	$5,031,077	$37,409,619	$3,814,605

$5,778,298	$401,369	$1,385,805	$3,345,055	$4,748,316	$26,354,915	$3,592,266
524,908	10,073	118,787	31,021	362,216	649,698	255,502

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	State Street Variable Insurance Series Funds, Inc. (continued)			The Alger Portfolios

	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares

Assets:
Investments at fair value (note 2b)	$5,260,363	$570,445	$2,351,111	$5,614,695	$4,157,648
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	517	—
Total assets	5,260,363	570,445	2,351,111	5,615,212	4,157,648

Liabilities:
Accrued expenses payable to affiliate (note 4b)	51	—	40	129	97
Payable for units withdrawn	6,697	—	—	—	—
Total liabilities	6,748	—	40	129	97

Net assets	$5,253,615	$570,445	$2,351,071	$5,615,083	$4,157,551

Investments in securities at cost	$5,446,313	$604,104	$1,990,062	$4,800,259	$4,315,179
Shares outstanding	327,544	35,653	41,576	69,249	149,127

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

$714,897	$167,483	$401,249
—	—	—
—	—	—
714,897	167,483	401,249

8	1	—
—	—	—
8	1	—

$714,889	$167,482	$401,249

$627,806	$52,274	$153,485
21,816	3,052	2,864

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB Global Thematic Growth Portfolio — Class B	AB Growth and Income Portfolio — Class B	AB International Value Portfolio — Class B	AB Large Cap Growth Portfolio — Class B	AB Small Cap Growth Portfolio — Class B

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$—	$33,682	$16,150	$—	$—
Mortality and expense risk and administrative charges (note 4)	1,339	14,918	3,465	4,892	2,556
Net investment income (expense)	(1,339)	18,764	12,685	(4,892)	(2,556)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,152	183,344	26,093	72,792	27,350
Change in unrealized appreciation (depreciation)	22,915	1,046,943	52,841	128,129	(88,984)
Capital gain distributions	40,230	—	—	82,994	106,910
Net realized and unrealized gain (loss) on investments	66,297	1,230,287	78,934	283,915	45,276

Increase (decrease) in net assets from operations	$64,958	$1,249,051	$91,619	$279,023	$42,720

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Bond Fund — Series I shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$3,603	$26,204	$8,603	$—	$—
Mortality and expense risk and administrative charges (note 4)	208	12,155	4,739	71,418	794
Net investment income (expense)	3,395	14,049	3,864	(71,418)	(794)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	6,672	6,278	8,232	502,066	6,700
Change in unrealized appreciation (depreciation)	4,003	(103,161)	260,220	47,525	7,881
Capital gain distributions	14,522	46,631	29,467	830,012	32,905
Net realized and unrealized gain (loss) on investments	25,197	(50,252)	297,919	1,379,603	47,486

Increase (decrease) in net assets from operations	$28,592	$(36,203)	$301,783	$1,308,185	$46,692

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Conservative Balanced Fund — Series I shares

Year ended December 31, 2021	Year ended December 31, 2021	Period from April 30 to December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$—	$—	$1,403	$—	$—	$19,169	$26,676
7,472	798	784	60,384	2,033	3,648	18,496
(7,472)	(798)	619	(60,384)	(2,033)	15,521	8,180

56,703	48,638	(3)	315,397	32,837	90,691	42,790
(61,314)	(46,023)	33,659	687,589	73,413	253,172	20,068
160,989	45,611	—	359,852	39,954	—	91,206
156,378	48,226	33,656	1,362,838	146,204	343,863	154,064

$148,906	$47,428	$34,275	$1,302,454	$144,171	$359,384	$162,244

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)						Allspring Variable Trust

Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. International Growth Fund — Series II shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Value Opportunities Fund — Series II shares	Allspring VT Omega Growth Fund — Class 2

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Period from January 1 to April 30, 2021	Year ended December 31, 2021

$—	$41,281	$8,387	$10,353	$2,580	$2,672	$—
17,221	7,249	2,020	6,964	4,564	349	91
(17,221)	34,032	6,367	3,389	(1,984)	2,323	(91)

591,672	(7,835)	26,093	33,032	76,111	61,277	12,993
(202,719)	(64,409)	(45,774)	318,323	106,606	59,035	(3,706)
222,333	—	54,035	117,693	90,211	16,563	29,587
611,286	(72,244)	34,354	469,048	272,928	136,875	38,874

$594,065	$(38,212)	$40,721	$472,437	$270,944	$139,198	$38,783

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	American Century Variable Portfolios II, Inc.	BNY Mellon	BlackRock Variable Series Funds, Inc.

	VP Inflation Protection Fund — Class II	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$17,097	$1,286	$2,444	$2,299	$7,585
Mortality and expense risk and administrative charges (note 4)	294	832	547	755	2,398
Net investment income (expense)	16,803	454	1,897	1,544	5,187

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	16,260	2,259	88	3,846	20,618
Change in unrealized appreciation (depreciation)	(85)	33,959	(75,544)	7,721	(130,153)
Capital gain distributions	—	3,780	98,858	31,180	158,975
Net realized and unrealized gain (loss) on investments	16,175	39,998	23,402	42,747	49,440

Increase (decrease) in net assets from operations	$32,978	$40,452	$25,299	$44,291	$54,627

	Federated Hermes Insurance Series (continued)	Fidelity® Variable Insurance Products Fund

	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$12,459	$81,637	$1,574	$5,238	$12,816
Mortality and expense risk and administrative charges (note 4)	5,769	48,817	534	1,428	203,668
Net investment income (expense)	6,690	32,820	1,040	3,810	(190,852)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	29,495	74,193	3,961	47,697	1,090,868
Change in unrealized appreciation (depreciation)	67,704	288,841	4,855	15,287	1,362,438
Capital gain distributions	—	27,927	639	56,272	2,578,217
Net realized and unrealized gain (loss) on investments	97,199	390,961	9,455	119,256	5,031,523

Increase (decrease) in net assets from operations	$103,889	$423,781	$10,495	$123,066	$4,840,671

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$—	$—	$6,810	$19,117	$21,548	$41,439	$—
890	2,346	1,439	761	3,878	2,202	3,509
(890)	(2,346)	5,371	18,356	17,670	39,237	(3,509)

8,733	117,057	40,394	(2,088)	(873)	859	82,542
(4,374)	88,933	(1,252)	6,519	597	(3,434)	(154,572)
110,597	—	12,860	—	—	—	117,361
114,956	205,990	52,002	4,431	(276)	(2,575)	45,331

$114,066	$203,644	$57,373	$22,787	$17,394	$36,662	$41,822

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income Portfolio — Initial Class	VIP Equity-Income Portfolio — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$2,209	$366	$203,379	$39,812	$42,640	$32,982	$—
30,074	1,929	104,602	7,540	13,555	3,881	19,401
(27,865)	(1,563)	98,777	32,272	29,085	29,101	(19,401)

742,804	40,222	373,958	83,291	107,853	13,396	301,120
205,997	(4,005)	626,748	124,390	172,055	207,424	(258,532)
1,035,750	27,880	1,195,061	273,826	79,859	67,541	196,932
1,984,551	64,097	2,195,767	481,507	359,767	288,361	239,520

$1,956,686	$62,534	$2,294,544	$513,779	$388,852	$317,462	$220,119

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$—	$—	$21,454	$17,995	$7,117
Mortality and expense risk and administrative charges (note 4)	186,711	16,788	31,880	30,913	701
Net investment income (expense)	(186,711)	(16,788)	(10,426)	(12,918)	6,416

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,043,510	138,826	364,738	217,475	54,270
Change in unrealized appreciation (depreciation)	(1,012,160)	(155,920)	(50,878)	120,662	39,044
Capital gain distributions	4,149,228	803,233	972,691	255,462	46,618
Net realized and unrealized gain (loss) on investments	4,180,578	786,139	1,286,551	593,599	139,932

Increase (decrease) in net assets from operations	$3,993,867	$769,351	$1,276,125	$580,681	$146,348

	Goldman Sachs Variable Insurance Trust (continued)	Janus Aspen Series

	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$20,268	$84,377	$30,118	$34,765	$3,476
Mortality and expense risk and administrative charges (note 4)	38,201	73,523	16,268	90,020	6,500
Net investment income (expense)	(17,933)	10,854	13,850	(55,255)	(3,024)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	179,924	525,563	236,784	729,213	28,513
Change in unrealized appreciation (depreciation)	335,641	556,704	256,714	24,397	57,467
Capital gain distributions	596,466	42,932	18,576	917,409	131,114
Net realized and unrealized gain (loss) on investments	1,112,031	1,125,199	512,074	1,671,019	217,094

Increase (decrease) in net assets from operations	$1,094,098	$1,136,053	$525,924	$1,615,764	$214,070

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

Franklin Templeton Variable Insurance Products Trust					Goldman Sachs Variable Insurance Trust

Franklin Income VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$62,069	$12,090	$11,927	$—	$1,924	$536	$10,939
548	547	4,877	10,208	117	60,582	8,167
61,521	11,543	7,050	(10,208)	1,807	(60,046)	2,772

22,872	13,557	40,413	(64,342)	(2,983)	—	58,505
122,377	53,047	(25,687)	17,477	10,042	—	7,847
—	—	—	—	—	—	118,703
145,249	66,604	14,726	(46,865)	7,059	—	185,055

$206,770	$78,147	$21,776	$(57,073)	$8,866	$(60,046)	$187,827

Janus Aspen Series (continued)

Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$47,960	$41,021	$10,852	$33,376	$2,451	$13,651	$43,003
17,868	76,222	9,062	52,668	3,027	16,410	34,894
30,092	(35,201)	1,790	(19,292)	(576)	(2,759)	8,109

7,892	446,234	64,537	230,153	16,977	147,383	183,397
(107,787)	263,273	88,002	490,392	56,816	(78,964)	240,541
34,782	926,500	245,104	299,488	32,291	254,768	—
(65,113)	1,636,007	397,643	1,020,033	106,084	323,187	423,938

$(35,021)	$1,600,806	$399,433	$1,000,741	$105,508	$320,428	$432,047

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Janus Aspen Series (continued)			Legg Mason Partners Variable Equity Trust

	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II	ClearBridge Variable Dividend Strategy Portfolio — Class I

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$1,860	$8,585	$76	$701	$12,054
Mortality and expense risk and administrative charges (note 4)	588	75,753	2,176	791	7,435
Net investment income (expense)	1,272	(67,168)	(2,100)	(90)	4,619

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	5,549	448,004	13,994	1,633	45,830
Change in unrealized appreciation (depreciation)	14,992	694,658	46,633	(81,575)	67,806
Capital gain distributions	—	431,267	24,286	117,186	61,451
Net realized and unrealized gain (loss) on investments	20,541	1,573,929	84,913	37,244	175,087

Increase (decrease) in net assets from operations	$21,813	$1,506,761	$82,813	$37,154	$179,706

	PIMCO Variable Insurance Trust

	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$26,240	$64,124	$2,881	$30,673	$3,226
Mortality and expense risk and administrative charges (note 4)	322	3,953	616	5,425	2,384
Net investment income (expense)	25,918	60,171	2,265	25,248	842

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	6,046	14,452	52	(142,564)	(964)
Change in unrealized appreciation (depreciation)	5,825	(27,121)	(8,161)	(344,266)	(8,383)
Capital gain distributions	—	—	1,596	356,588	—
Net realized and unrealized gain (loss) on investments	11,871	(12,669)	(6,513)	(130,242)	(9,347)

Increase (decrease) in net assets from operations	$37,789	$47,502	$(4,248)	$(104,994)	$(8,505)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

Legg Mason Partners Variable Equity Trust (continued)		MFS® Variable Insurance Trust				MFS® Variable Insurance Trust II

ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$979	$9,108	$1,751	$—	$16,353	$29,598	$364
494	6,401	517	6,276	610	7,070	3,221
485	2,707	1,234	(6,276)	15,743	22,528	(2,857)

358	37,905	14,464	109,839	30,455	169,403	19,538
9,775	70,711	66,798	(334,218)	32,349	(13,431)	91,188
5,514	75,650	13,402	256,918	49,600	66,713	150,548
15,647	184,266	94,664	32,539	112,404	222,685	261,274

$16,132	$186,973	$95,898	$26,263	$128,147	$245,213	$258,417

PIMCO Variable Insurance Trust (continued)	Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

Total Return Portfolio — Administrative Class Shares	NASDAQ-100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$109,341	$—	$32,636	$—	$99,273	$383,860	$—
25,101	1,674	10,883	20,972	31,800	223,894	17,564
84,240	(1,674)	21,753	(20,972)	67,473	159,966	(17,564)

(15,856)	31,145	19,039	328,692	135,205	1,567,968	220,965
(437,634)	70,921	(94,040)	(191,256)	499,075	3,122,108	(96,040)
254,475	51,672	12,558	698,221	817,005	3,436,243	592,842
(199,015)	153,738	(62,443)	835,657	1,451,285	8,126,319	717,767

$(114,775)	$152,064	$(40,690)	$814,685	$1,518,758	$8,286,285	$700,203

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)			The Alger Portfolios

	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$109,210	$10,410	$7,571	$—	$—
Mortality and expense risk and administrative charges (note 4)	18,971	55	13,471	48,918	40,682
Net investment income (expense)	90,239	10,355	(5,900)	(48,918)	(40,682)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	69,365	32,331	90,944	484,682	391,086
Change in unrealized appreciation (depreciation)	(203,405)	(42,621)	31,622	(1,093,284)	(2,047,734)
Capital gain distributions	675,258	73,622	357,294	1,263,583	1,371,439
Net realized and unrealized gain (loss) on investments	541,218	63,332	479,860	654,981	(285,209)

Increase (decrease) in net assets from operations	$631,457	$73,687	$473,960	$606,063	$(325,891)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$—	$—	$—
2,832	474	—
(2,832)	(474)	—

130,701	17,552	2,997
17,507	8,593	51,421
—	—	—
148,208	26,145	54,418

$145,376	$25,671	$54,418

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB Global Thematic Growth Portfolio — Class B		AB Growth and Income Portfolio — Class B		AB International Value Portfolio — Class B

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(1,339)	$152	$18,764	$43,486	$12,685	$8,931
Net realized gain (loss) on investments	3,152	33,406	183,344	(17,275)	26,093	(24,355)
Change in unrealized appreciation (depreciation) on investments	22,915	31,609	1,046,943	(185,279)	52,841	32,975
Capital gain distributions	40,230	25,504	—	226,869	—	—
Increase (decrease) in net assets from operations	64,958	90,671	1,249,051	67,801	91,619	17,551

From capital transactions (note 4):
Net premiums	4,736	6,263	66,771	69,361	23,468	25,898
Loan interest	—	—	(966)	(946)	(461)	81
Transfers for policy benefits and terminations	—	(77,365)	(178,238)	(172,734)	(11,152)	(44,228)
Loans	—	—	4,831	7,836	2,136	1,670
Cost of insurance and administrative expenses	(4,942)	(4,538)	(128,300)	(123,039)	(24,864)	(19,833)
Transfers between subaccounts (including fixed account), net	(2)	(1,167)	(23,295)	13,746	4,535	4,150
Increase (decrease) in net assets from capital transactions	(208)	(76,807)	(259,197)	(205,776)	(6,338)	(32,262)
Increase (decrease) in net assets	64,750	13,864	989,854	(137,975)	85,281	(14,711)
Net assets at beginning of year	294,366	280,502	4,694,651	4,832,626	875,931	890,642
Net assets at end of year	$359,116	$294,366	$5,684,505	$4,694,651	$961,212	$875,931

Change in units (note 5):
Units purchased	120	207	16,852	14,802	16,098	30,460
Units redeemed	(119)	(2,351)	(23,786)	(22,341)	(16,429)	(32,567)
Net increase (decrease) in units from capital transactions with contract owners	1	(2,144)	(6,934)	(7,539)	(331)	(2,107)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)				AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB Large Cap Growth Portfolio — Class B		AB Small Cap Growth Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares		Invesco V.I. American Value Fund — Series II shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Period from April 30 to December 31, 2021

$(4,892)	$(4,017)	$(2,556)	$(2,029)	$(7,472)	$(5,127)	$(798)	$(625)	$619
72,792	46,245	27,350	5,107	56,703	78,349	48,638	11,642	(3)
128,129	168,558	(88,984)	145,461	(61,314)	271,311	(46,023)	91,653	33,659
82,994	78,072	106,910	28,845	160,989	88,722	45,611	27,771	—
279,023	288,858	42,720	177,384	148,906	433,255	47,428	130,441	34,275

14,393	13,261	4,524	6,605	28,173	27,199	3,221	3,006	4,760
(182)	(210)	(68)	(52)	(121)	(92)	(88)	(178)	(345)
(137,195)	(59,456)	(41,947)	(21,296)	(63,418)	(136,103)	(85,595)	(25,598)	(20,733)
(1,350)	(1,757)	162	659	(987)	(1,397)	(5,102)	(1,171)	(3,231)
(25,970)	(26,599)	(11,685)	(13,106)	(36,103)	(36,040)	(10,649)	(9,979)	(7,388)
(9,730)	(7,366)	(23,867)	(24,039)	(21,369)	(31,952)	(3,526)	216	625,485
(160,034)	(82,127)	(72,881)	(51,229)	(93,825)	(178,385)	(101,739)	(33,704)	598,548
118,989	206,731	(30,161)	126,155	55,081	254,870	(54,311)	96,737	632,823
1,068,764	862,033	496,142	369,987	1,344,616	1,089,746	427,831	331,094	—
$1,187,753	$1,068,764	$465,981	$496,142	$1,399,697	$1,344,616	$373,520	$427,831	$632,823

1,705	9,610	96	543	751	1,057	112	121	73,253
(5,274)	(12,326)	(1,260)	(1,756)	(3,132)	(6,411)	(1,889)	(952)	(13,464)
(3,569)	(2,716)	(1,164)	(1,213)	(2,381)	(5,354)	(1,777)	(831)	59,789

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Capital Appreciation Fund — Series I shares		Invesco V.I. Capital Appreciation Fund — Series II shares		Invesco V.I. Comstock Fund — Series II shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(60,384)	$(47,527)	$(2,033)	$(1,527)	$15,521	$20,853
Net realized gain (loss) on investments	315,397	215,398	32,837	10,586	90,691	(21,590)
Change in unrealized appreciation (depreciation) on investments	687,589	737,806	73,413	83,105	253,172	(70,505)
Capital gain distributions	359,852	813,794	39,954	89,518	—	29,305
Increase (decrease) in net assets from operations	1,302,454	1,719,471	144,171	181,682	359,384	(41,937)

From capital transactions (note 4):
Net premiums	127,892	135,011	9,760	10,533	16,266	21,104
Loan interest	(3,396)	(4,482)	(370)	(387)	(324)	(61)
Transfers for policy benefits and terminations	(415,384)	(265,388)	(44,482)	(7,215)	(281,834)	(114,329)
Loans	49,225	46,574	(161)	652	108	(101)
Cost of insurance and administrative expenses	(203,851)	(206,975)	(13,530)	(12,792)	(25,177)	(27,754)
Transfers between subaccounts (including fixed account), net	(199,421)	(94,893)	(3,971)	(8,002)	(34,708)	(39,794)
Increase (decrease) in net assets from capital transactions	(644,935)	(390,153)	(52,754)	(17,211)	(325,669)	(160,935)
Increase (decrease) in net assets	657,519	1,329,318	91,417	164,471	33,715	(202,872)
Net assets at beginning of year	6,422,451	5,093,133	679,269	514,798	1,231,986	1,434,858
Net assets at end of year	$7,079,970	$6,422,451	$770,686	$679,269	$1,265,701	$1,231,986

Change in units (note 5):
Units purchased	1,290	2,223	1,103	1,606	2,793	2,038
Units redeemed	(3,880)	(4,284)	(1,985)	(2,000)	(11,098)	(7,507)
Net increase (decrease) in units from capital transactions with contract owners	(2,590)	(2,061)	(882)	(394)	(8,305)	(5,469)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Conservative Balanced Fund — Series I shares		Invesco V.I. Conservative Balanced Fund — Series II shares		Invesco V.I. Core Bond Fund — Series I shares		Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$8,180	$17,193	$3,395	$4,992	$14,049	$33,196	$3,864	$9,854	$(71,418)	$(54,160)
42,790	53,934	6,672	12,162	6,278	11,586	8,232	1,254	502,066	171,827
20,068	111,416	4,003	13,652	(103,161)	80,830	260,220	(107,081)	47,525	1,607,131
91,206	38,803	14,522	6,540	46,631	—	29,467	232,462	830,012	502,439
162,244	221,346	28,592	37,346	(36,203)	125,612	301,783	136,489	1,308,185	2,227,237

39,227	38,295	9,080	8,498	50,321	62,199	22,090	21,190	125,111	134,961
2,587	977	—	(29)	2,519	245	(101)	(95)	(7,811)	(8,302)
(119,300)	(263,700)	(27,244)	(12,225)	(250,233)	(70,329)	(32,264)	(16,357)	(677,642)	(316,287)
677	28,788	—	3,500	(6,454)	1,264	260	160	(6,625)	7,704
(53,343)	(57,393)	(10,310)	(9,400)	(57,590)	(74,663)	(24,664)	(22,951)	(224,391)	(225,171)
37,047	(40,736)	(882)	13,179	(58,517)	63,045	29,605	(34,291)	(136,432)	4,444
(93,105)	(293,769)	(29,356)	3,523	(319,954)	(18,239)	(5,074)	(52,344)	(927,790)	(402,651)
69,139	(72,423)	(764)	40,869	(356,157)	107,373	296,709	84,145	380,395	1,824,586
1,712,382	1,784,805	286,458	245,589	1,545,051	1,437,678	1,113,109	1,028,964	7,651,803	5,827,217
$1,781,521	$1,712,382	$285,694	$286,458	$1,188,894	$1,545,051	$1,409,818	$1,113,109	$8,032,198	$7,651,803

1,516	2,150	456	5,268	3,279	5,805	1,699	3,457	1,242	1,890
(2,894)	(6,980)	(1,806)	(4,914)	(12,247)	(6,475)	(1,879)	(5,349)	(5,668)	(4,278)
(1,378)	(4,830)	(1,350)	354	(8,968)	(670)	(180)	(1,892)	(4,426)	(2,388)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares		Invesco V.I. Global Fund — Series II shares		Invesco V.I. Global Strategic Income Fund — Series I shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(794)	$(569)	$(17,221)	$4,320	$34,032	$44,100
Net realized gain (loss) on investments	6,700	2,115	591,672	107,315	(7,835)	(9,378)
Change in unrealized appreciation (depreciation) on investments	7,881	55,182	(202,719)	755,501	(64,409)	(11,754)
Capital gain distributions	32,905	17,882	222,333	145,459	—	—
Increase (decrease) in net assets from operations	46,692	74,610	594,065	1,012,595	(38,212)	22,968

From capital transactions (note 4):
Net premiums	4,209	4,938	60,847	61,897	68,731	76,906
Loan interest	(1)	(68)	(2,011)	(746)	1,461	476
Transfers for policy benefits and terminations	(8,826)	(8,573)	(942,833)	(141,164)	(26,254)	(28,930)
Loans	(5,220)	56	(226)	57,514	7,966	470
Cost of insurance and administrative expenses	(7,133)	(5,561)	(90,807)	(83,735)	(61,052)	(70,841)
Transfers between subaccounts (including fixed account), net	8,877	23	36,208	6,607	(3,999)	11,581
Increase (decrease) in net assets from capital transactions	(8,094)	(9,185)	(938,822)	(99,627)	(13,147)	(10,338)
Increase (decrease) in net assets	38,598	65,425	(344,757)	912,968	(51,359)	12,630
Net assets at beginning of year	255,906	190,481	4,692,849	3,779,881	914,471	901,841
Net assets at end of year	$294,504	$255,906	$4,348,092	$4,692,849	$863,112	$914,471

Change in units (note 5):
Units purchased	234	125	32,043	32,961	7,672	11,496
Units redeemed	(332)	(305)	(51,361)	(35,230)	(8,873)	(12,388)
Net increase (decrease) in units from capital transactions with contract owners	(98)	(180)	(19,318)	(2,269)	(1,201)	(892)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)								Allspring Variable Trust

Invesco V.I. International Growth Fund — Series II shares		Invesco V.I. Main Street Fund® — Series II shares		Invesco V.I. Main Street Small Cap Fund® — Series II shares		Invesco V.I. Value Opportunities Fund — Series II shares		Allspring VT Omega Growth Fund — Class 2

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Period from January 1 to April 30, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$6,367	$14,381	$3,389	$14,600	$(1,984)	$623	$2,323	$(352)	$(91)	$(268)
26,093	5,225	33,032	(620)	76,111	(798)	61,277	(18,047)	12,993	2,812
(45,774)	67,120	318,323	45,024	106,606	178,899	59,035	25,608	(3,706)	68,935
54,035	17,802	117,693	170,003	90,211	14,917	16,563	21,204	29,587	18,486
40,721	104,528	472,437	229,007	270,944	193,641	139,198	28,413	38,783	89,965

15,320	14,765	36,014	39,462	15,262	17,093	1,211	5,707	279	1,493
(361)	(353)	(256)	(189)	(132)	(71)	(63)	(126)	—	—
(95,306)	(47,530)	(93,873)	(88,357)	(63,377)	(55,624)	(68,332)	(3,414)	—	—
781	782	(258)	(1,054)	(158)	27,330	—	(1,394)	—	—
(13,734)	(15,418)	(44,011)	(45,949)	(26,258)	(19,622)	(3,607)	(9,159)	(4,005)	(12,482)
(6,108)	16,880	(14,076)	(80,471)	10,972	(28,154)	(641,786)	3,665	(32,403)	27
(99,408)	(30,874)	(116,460)	(176,558)	(63,691)	(59,048)	(712,577)	(4,721)	(36,129)	(10,962)
(58,687)	73,654	355,977	52,449	207,253	134,593	(573,379)	23,692	2,654	79,003
844,273	770,619	1,835,798	1,783,349	1,252,356	1,117,763	573,379	549,687	294,711	215,708
$785,586	$844,273	$2,191,775	$1,835,798	$1,459,609	$1,252,356	$—	$573,379	$297,365	$294,711

1,426	3,740	1,944	8,640	3,429	4,500	52	1,711	6	42
(4,920)	(4,811)	(5,275)	(14,029)	(4,329)	(5,687)	(20,326)	(1,882)	(688)	(301)
(3,494)	(1,071)	(3,331)	(5,389)	(900)	(1,187)	(20,274)	(171)	(682)	(259)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	American Century Variable Portfolios II, Inc.		BNY Mellon		BlackRock Variable Series Funds, Inc.

	VP Inflation Protection Fund — Class II		BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares		BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$16,803	$6,625	$454	$757	$1,897	$2,196
Net realized gain (loss) on investments	16,260	4,706	2,259	1,102	88	(2,180)
Change in unrealized appreciation (depreciation) on investments	(85)	35,291	33,959	24,390	(75,544)	13,766
Capital gain distributions	—	—	3,780	1,512	98,858	17,309
Increase (decrease) in net assets from operations	32,978	46,622	40,452	27,761	25,299	31,091

From capital transactions (note 4):
Net premiums	2,175	2,175	4,471	4,558	3,890	3,889
Loan interest	(13)	—	(10)	(42)	42	(35)
Transfers for policy benefits and terminations	—	—	—	(11,039)	(8)	(1,110)
Loans	—	—	2,042	1,029	535	(2,365)
Cost of insurance and administrative expenses	(8,258)	(8,116)	(5,914)	(5,276)	(5,057)	(4,553)
Transfers between subaccounts (including fixed account), net	6,110	3,570	—	1,506	13	15
Increase (decrease) in net assets from capital transactions	14	(2,371)	589	(9,264)	(585)	(4,159)
Increase (decrease) in net assets	32,992	44,251	41,041	18,497	24,714	26,932
Net assets at beginning of year	529,277	485,026	152,690	134,193	194,122	167,190
Net assets at end of year	$562,269	$529,277	$193,731	$152,690	$218,836	$194,122

Change in units (note 5):
Units purchased	16,721	8,089	258	673	159	199
Units redeemed	(16,712)	(8,268)	(227)	(1,230)	(170)	(341)
Net increase (decrease) in units from capital transactions with contract owners	9	(179)	31	(557)	(11)	(142)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BlackRock Variable Series Funds, Inc. (continued)						Columbia Funds Variable Series Trust II

BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares		BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares		CTIVP® — Loomis Sayles Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$1,544	$3,245	$5,187	$8,272	$(890)	$(913)	$(2,346)	$(1,894)	$5,371	$6,631
3,846	(2,842)	20,618	6,152	8,733	20,060	117,057	127,813	40,394	(10,735)
7,721	(352)	(130,153)	92,605	(4,374)	157,146	88,933	202,812	(1,252)	40,525
31,180	4,942	158,975	50,721	110,597	37,213	—	—	12,860	6,676
44,291	4,993	54,627	157,750	114,066	213,506	203,644	328,731	57,373	43,097

2,630	2,564	10,842	10,566	4,722	5,030	9,960	10,358	6,371	6,432
(189)	(156)	(483)	—	—	—	(366)	(538)	(57)	(64)
(48,187)	(5,020)	(40,158)	—	(9,195)	(75,353)	(164,742)	(183,428)	(45,230)	(31,178)
651	652	—	—	201	199	(1,375)	(30,604)	684	(12,478)
(5,032)	(4,627)	(20,903)	(17,521)	(10,374)	(9,967)	(16,490)	(17,845)	(19,247)	(17,539)
(111)	(5)	51,434	(27,545)	22	8,011	(9,449)	(14,057)	(2,852)	(133,779)
(50,238)	(6,592)	732	(34,500)	(14,624)	(72,080)	(182,462)	(236,114)	(60,331)	(188,606)
(5,947)	(1,599)	55,359	123,250	99,442	141,426	21,182	92,617	(2,958)	(145,509)
219,215	220,814	908,252	785,002	651,603	510,177	1,237,394	1,144,777	610,403	755,912
$213,268	$219,215	$963,611	$908,252	$751,045	$651,603	$1,258,576	$1,237,394	$607,445	$610,403

173	170	6,267	2,469	153	1,073	458	638	18,148	34,242
(1,771)	(430)	(6,275)	(3,768)	(380)	(2,488)	(7,766)	(12,025)	(22,095)	(49,137)
(1,598)	(260)	(8)	(1,299)	(227)	(1,415)	(7,308)	(11,387)	(3,947)	(14,895)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Eaton Vance Variable Trust		Federated Hermes Insurance Series

	VT Floating — Rate Income Fund		Federated Hermes High Income Bond Fund II — Primary Shares		Federated Hermes High Income Bond Fund II — Service Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$18,356	$36,547	$17,670	$28,636	$39,237	$45,378
Net realized gain (loss) on investments	(2,088)	(38,359)	(873)	(18,412)	859	(9,105)
Change in unrealized appreciation (depreciation) on investments	6,519	6,100	597	3,197	(3,434)	7,247
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	22,787	4,288	17,394	13,421	36,662	43,520

From capital transactions (note 4):
Net premiums	4,271	5,227	12,523	10,949	15,818	15,488
Loan interest	(82)	(93)	(2,021)	(2,543)	(24)	(79)
Transfers for policy benefits and terminations	(24,688)	—	(72,294)	(44,094)	(540)	(25,046)
Loans	201	199	298	168	2,660	4,123
Cost of insurance and administrative expenses	(9,391)	(18,304)	(20,372)	(25,075)	(24,050)	(25,584)
Transfers between subaccounts (including fixed account), net	6,113	(778,641)	593	5,138	7,277	(2,511)
Increase (decrease) in net assets from capital transactions	(23,576)	(791,612)	(81,273)	(55,457)	1,141	(33,609)
Increase (decrease) in net assets	(789)	(787,324)	(63,879)	(42,036)	37,803	9,911
Net assets at beginning of year	656,936	1,444,260	509,144	551,180	873,921	864,010
Net assets at end of year	$656,147	$656,936	$445,265	$509,144	$911,724	$873,921

Change in units (note 5):
Units purchased	8,121	5,322	895	1,616	5,207	9,264
Units redeemed	(9,381)	(53,962)	(2,586)	(3,039)	(5,162)	(10,323)
Net increase (decrease) in units from capital transactions with contract owners	(1,260)	(48,640)	(1,691)	(1,423)	45	(1,059)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Federated Hermes Insurance Series (continued)				Fidelity® Variable Insurance Products Fund

Federated Hermes Kaufmann Fund II — Service Shares		Federated Hermes Managed Volatility Fund II — Primary Shares		VIP Asset ManagerSM Portfolio — Initial Class		VIP Asset ManagerSM Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(3,509)	$(3,049)	$6,690	$12,674	$32,820	$21,751	$1,040	$940	$3,810	$6,997
82,542	20,031	29,495	7,124	74,193	50,315	3,961	(297)	47,697	12,501
(154,572)	215,215	67,704	(31,637)	288,841	483,433	4,855	11,648	15,287	100,898
117,361	135,857	—	—	27,927	59,109	639	1,425	56,272	9,585
41,822	368,054	103,889	(11,839)	423,781	614,608	10,495	13,716	123,066	129,981

10,170	9,896	27,487	31,054	95,332	93,176	7,726	7,351	7,390	8,514
2,464	(859)	(5,129)	(5,978)	612	129	26	11	(41)	(43)
(80,864)	—	(103,657)	(141,894)	(146,261)	(294,489)	(17,303)	—	(124,547)	(48,456)
—	6,281	983	3,008	3,307	28,961	—	(3,510)	4,372	5,695
(32,333)	(34,829)	(27,833)	(30,394)	(162,475)	(161,753)	(4,234)	(3,971)	(15,373)	(17,907)
(80,062)	14,646	(5,614)	(37,218)	32,597	(10,234)	247	(3)	2,110	(1,168)
(180,625)	(4,865)	(113,763)	(181,422)	(176,888)	(344,210)	(13,538)	(122)	(126,089)	(53,365)
(138,803)	363,189	(9,874)	(193,261)	246,893	270,398	(3,043)	13,594	(3,023)	76,616
1,665,398	1,302,209	651,125	844,386	4,880,013	4,609,615	116,802	103,208	729,291	652,675
$1,526,595	$1,665,398	$641,251	$651,125	$5,126,906	$4,880,013	$113,759	$116,802	$726,268	$729,291

1,753	1,576	1,642	1,857	2,631	4,378	306	351	1,306	2,108
(3,895)	(1,642)	(4,800)	(7,306)	(5,059)	(9,569)	(742)	(384)	(4,791)	(4,177)
(2,142)	(66)	(3,158)	(5,449)	(2,428)	(5,191)	(436)	(33)	(3,485)	(2,069)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Contrafund® Portfolio — Initial Class		VIP Contrafund® Portfolio — Service Class 2		VIP Dynamic Capital Appreciation Portfolio — Service Class 2

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(190,852)	$(125,763)	$(27,865)	$(18,884)	$(1,563)	$(1,392)
Net realized gain (loss) on investments	1,090,868	486,723	742,804	390,262	40,222	50,613
Change in unrealized appreciation (depreciation) on investments	1,362,438	3,966,490	205,997	1,323,671	(4,005)	12,291
Capital gain distributions	2,578,217	85,440	1,035,750	33,374	27,880	2,861
Increase (decrease) in net assets from operations	4,840,671	4,412,890	1,956,686	1,728,423	62,534	64,373

From capital transactions (note 4):
Net premiums	276,136	280,364	111,079	115,125	829	1,022
Loan interest	22,149	18,417	(1,775)	(1,918)	(66)	(74)
Transfers for policy benefits and terminations	(1,212,867)	(559,814)	(250,005)	(238,705)	—	(58,003)
Loans	(57,186)	14,532	(13,059)	97,390	(274)	82,051
Cost of insurance and administrative expenses	(583,131)	(610,929)	(171,738)	(163,930)	(3,054)	(3,783)
Transfers between subaccounts (including fixed account), net	(85,274)	(8,251)	(134,307)	5,552	(12,129)	(14,826)
Increase (decrease) in net assets from capital transactions	(1,640,173)	(865,681)	(459,805)	(186,486)	(14,694)	6,387
Increase (decrease) in net assets	3,200,498	3,547,209	1,496,881	1,541,937	47,840	70,760
Net assets at beginning of year	19,219,863	15,672,654	7,413,128	5,871,191	271,330	200,570
Net assets at end of year	$22,420,361	$19,219,863	$8,910,009	$7,413,128	$319,170	$271,330

Change in units (note 5):
Units purchased	6,182	7,476	34,407	41,153	6,857	27,965
Units redeemed	(16,752)	(14,657)	(42,721)	(44,859)	(7,085)	(27,752)
Net increase (decrease) in units from capital transactions with contract owners	(10,570)	(7,181)	(8,314)	(3,706)	(228)	213

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Equity-Income Portfolio — Initial Class		VIP Equity-Income Portfolio — Service Class 2		VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$98,777	$76,090	$32,272	$26,295	$29,085	$18,881	$29,101	$18,705	$(19,401)	$(13,081)
373,958	(40,049)	83,291	(241)	107,853	15,080	13,396	6,995	301,120	234,079
626,748	(32,787)	124,390	(5,180)	172,055	(14,973)	207,424	(14,016)	(258,532)	530,643
1,195,061	443,929	273,826	95,282	79,859	75,568	67,541	63,084	196,932	85,465
2,294,544	447,183	513,779	116,156	388,852	94,556	317,462	74,768	220,119	837,106

199,699	219,240	44,081	45,102	68,860	73,802	32,187	29,792	20,125	22,833
(11,391)	(7,641)	(274)	(84)	(1,062)	(267)	(126)	(42)	(1,410)	(639)
(532,365)	(929,697)	(204,761)	(196,597)	(72,587)	(103,766)	(9,832)	(83,743)	(50,459)	(80,743)
12,810	3,404	3,474	(1,457)	514	4,516	1,174	(22,738)	(12,955)	979
(415,543)	(421,672)	(65,311)	(65,640)	(107,015)	(106,444)	(36,446)	(32,499)	(47,321)	(45,291)
(362,743)	(14,553)	(8,459)	546	1,408	(7,777)	22,789	(34,427)	43,172	77,125
(1,109,533)	(1,150,919)	(231,250)	(218,130)	(109,882)	(139,936)	9,746	(143,657)	(48,848)	(25,736)
1,185,011	(703,736)	282,529	(101,974)	278,970	(45,380)	327,208	(68,889)	171,271	811,370
10,067,771	10,771,507	2,208,174	2,310,148	1,584,070	1,629,450	1,254,482	1,323,371	2,044,012	1,232,642
$11,252,782	$10,067,771	$2,490,703	$2,208,174	$1,863,040	$1,584,070	$1,581,690	$1,254,482	$2,215,283	$2,044,012

5,447	5,360	5,716	3,512	6,400	6,382	1,557	3,103	15,006	15,037
(12,829)	(16,315)	(11,861)	(11,122)	(8,299)	(9,809)	(1,465)	(8,206)	(15,558)	(15,025)
(7,382)	(10,955)	(6,145)	(7,610)	(1,899)	(3,427)	92	(5,103)	(552)	12

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2		VIP Mid Cap Portfolio — Service Class 2

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(186,711)	$(134,025)	$(16,788)	$(12,709)	$(10,426)	$(5,906)
Net realized gain (loss) on investments	1,043,510	1,051,281	138,826	238,965	364,738	(57,536)
Change in unrealized appreciation (depreciation) on investments	(1,012,160)	3,172,745	(155,920)	328,223	(50,878)	826,344
Capital gain distributions	4,149,228	1,543,677	803,233	368,517	972,691	—
Increase (decrease) in net assets from operations	3,993,867	5,633,678	769,351	922,996	1,276,125	762,902

From capital transactions (note 4):
Net premiums	235,019	260,350	44,658	47,332	112,721	117,830
Loan interest	(12,997)	(16,041)	(1,462)	(1,556)	(764)	(3,798)
Transfers for policy benefits and terminations	(890,727)	(1,298,521)	(160,659)	(92,565)	(225,812)	(439,346)
Loans	(114,523)	143,515	(5,888)	(2,490)	(637)	59,757
Cost of insurance and administrative expenses	(485,036)	(465,693)	(92,289)	(89,259)	(165,136)	(147,462)
Transfers between subaccounts (including fixed account), net	(44,515)	(733,332)	84,227	(978,135)	(45,753)	5,359
Increase (decrease) in net assets from capital transactions	(1,312,779)	(2,109,722)	(131,413)	(1,116,673)	(325,381)	(407,660)
Increase (decrease) in net assets	2,681,088	3,523,956	637,938	(193,677)	950,744	355,242
Net assets at beginning of year	18,501,021	14,977,065	3,472,885	3,666,562	5,292,745	4,937,503
Net assets at end of year	$21,182,109	$18,501,021	$4,110,823	$3,472,885	$6,243,489	$5,292,745

Change in units (note 5):
Units purchased	5,074	6,424	4,412	3,410	18,732	22,602
Units redeemed	(9,587)	(19,047)	(7,567)	(55,122)	(23,721)	(30,862)
Net increase (decrease) in units from capital transactions with contract owners	(4,513)	(12,623)	(3,155)	(51,712)	(4,989)	(8,260)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)				Franklin Templeton Variable Insurance Products Trust

VIP Overseas Portfolio — Initial Class		VIP Value Strategies Portfolio — Service Class 2		Franklin Income VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 1 Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(12,918)	$(13,229)	$6,416	$3,403	$61,521	$75,558	$11,543	$10,535	$7,050	$15,548
217,475	83,997	54,270	(18,485)	22,872	(32,752)	13,557	(35,537)	40,413	(51,897)
120,662	296,608	39,044	26,301	122,377	(53,564)	53,047	(12,474)	(25,687)	20,889
255,462	12,935	46,618	20,644	—	1,078	—	15,251	—	—
580,681	380,311	146,348	31,863	206,770	(9,680)	78,147	(22,225)	21,776	(15,460)

132,531	93,839	13,299	14,096	9,611	9,506	3,108	2,793	17,012	20,252
971	798	(109)	8	(9)	(11)	(3)	(4)	(416)	(726)
(112,255)	(142,445)	(27,506)	(27,410)	(126,954)	(116,669)	(58,709)	(5,101)	(56,195)	(13,073)
5,656	91,182	741	494	(991)	4,000	(1,064)	—	929	3,247
(129,675)	(121,990)	(5,682)	(5,189)	(22,924)	(24,817)	(6,594)	(6,262)	(22,300)	(26,398)
(56,175)	(114,581)	(6,056)	18,528	(8,931)	(4,649)	(9,883)	2,401	(588)	(26,549)
(158,947)	(193,197)	(25,313)	527	(150,198)	(132,640)	(73,145)	(6,173)	(61,558)	(43,247)
421,734	187,114	121,035	32,390	56,572	(142,320)	5,002	(28,398)	(39,782)	(58,707)
3,197,585	3,010,471	453,299	420,909	1,285,885	1,428,205	425,321	453,719	586,936	645,643
$3,619,319	$3,197,585	$574,334	$453,299	$1,342,457	$1,285,885	$430,323	$425,321	$547,154	$586,936

10,785	12,678	9,023	7,120	8,939	10,792	5,249	8,765	22,666	24,068
(13,255)	(17,857)	(9,779)	(7,125)	(14,426)	(17,062)	(8,483)	(9,038)	(26,346)	(27,287)
(2,470)	(5,179)	(756)	(5)	(5,487)	(6,270)	(3,234)	(273)	(3,680)	(3,219)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)				Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares		Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(10,208)	$79,664	$1,807	$4,886	$(60,046)	$(37,990)
Net realized gain (loss) on investments	(64,342)	(37,367)	(2,983)	(12,669)	—	—
Change in unrealized appreciation (depreciation) on investments	17,477	(109,029)	10,042	17,687	—	—
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	(57,073)	(66,732)	8,866	9,904	(60,046)	(37,990)

From capital transactions (note 4):
Net premiums	43,245	48,949	990	1,312	603,535	700,711
Loan interest	252	(20)	9	(4)	3,291	(5,678)
Transfers for policy benefits and terminations	(92,932)	(18,018)	(26,421)	(6,902)	(938,275)	(2,731,378)
Loans	3,356	(1,602)	17	—	111,100	90,650
Cost of insurance and administrative expenses	(47,216)	(51,685)	(3,430)	(3,548)	(656,051)	(746,901)
Transfers between subaccounts (including fixed account), net	(46,767)	50,052	(1,393)	(4,171)	84,540	3,050,200
Increase (decrease) in net assets from capital transactions	(140,062)	27,676	(30,228)	(13,313)	(791,860)	357,604
Increase (decrease) in net assets	(197,135)	(39,056)	(21,362)	(3,409)	(851,906)	319,614
Net assets at beginning of year	1,056,924	1,095,980	185,932	189,341	9,292,726	8,973,112
Net assets at end of year	$859,789	$1,056,924	$164,570	$185,932	$8,440,820	$9,292,726

Change in units (note 5):
Units purchased	10,503	13,411	2,501	2,564	493,858	985,187
Units redeemed	(18,487)	(11,958)	(4,240)	(3,460)	(571,761)	(949,626)
Net increase (decrease) in units from capital transactions with contract owners	(7,984)	1,453	(1,739)	(896)	(77,903)	35,561

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Goldman Sachs Variable Insurance Trust (continued)				Janus Aspen Series

Goldman Sachs Large Cap Value Fund — Institutional Shares		Goldman Sachs Mid Cap Value Fund — Institutional Shares		Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares		Janus Henderson Enterprise Portfolio — Institutional Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$2,772	$3,734	$(17,933)	$(8,206)	$10,854	$102,198	$13,850	$48,107	$(55,255)	$(65,423)
58,505	(63,174)	179,924	(81,778)	525,563	311,447	236,784	213,099	729,213	310,617
7,847	34,396	335,641	277,854	556,704	443,963	256,714	52,679	24,397	777,521
118,703	13,769	596,466	53,753	42,932	69,874	18,576	28,180	917,409	645,390
187,827	(11,275)	1,094,098	241,623	1,136,053	927,482	525,924	342,065	1,615,764	1,668,105

20,884	20,401	61,646	70,869	145,300	147,694	86,515	91,407	251,402	222,737
(157)	(183)	(7,742)	(6,050)	(12,853)	(11,228)	(65)	(434)	(3,389)	(6,269)
—	(75,918)	(146,703)	(237,516)	(580,581)	(561,803)	(219,270)	(204,256)	(993,470)	(272,867)
400	4,102	2,546	2,446	30,247	4,662	(3,402)	(50,441)	29,141	(2,111)
(23,925)	(24,492)	(109,900)	(120,113)	(222,815)	(234,169)	(98,892)	(107,480)	(327,154)	(331,875)
(14,391)	(27,805)	(99,193)	79,006	(159,959)	158,663	(24,936)	(300,734)	(122,514)	(84,332)
(17,189)	(103,895)	(299,346)	(211,358)	(800,661)	(496,181)	(260,050)	(571,938)	(1,165,984)	(474,717)
170,638	(115,170)	794,752	30,265	335,392	431,301	265,874	(229,873)	449,780	1,193,388
821,637	936,807	3,812,337	3,782,072	7,547,261	7,115,960	3,335,904	3,565,777	10,884,685	9,691,297
$992,275	$821,637	$4,607,089	$3,812,337	$7,882,653	$7,547,261	$3,601,778	$3,335,904	$11,334,465	$10,884,685

16,231	16,492	10,141	13,299	9,238	10,719	13,860	17,863	3,474	3,794
(16,879)	(22,625)	(14,861)	(18,140)	(18,074)	(17,038)	(19,874)	(37,516)	(11,753)	(8,158)
(648)	(6,133)	(4,720)	(4,841)	(8,836)	(6,319)	(6,014)	(19,653)	(8,279)	(4,364)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Service Shares		Janus Henderson Flexible Bond Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Institutional Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(3,024)	$(4,842)	$30,092	$36,124	$(35,201)	$(13,750)
Net realized gain (loss) on investments	28,513	36,870	7,892	12,958	446,234	202,581
Change in unrealized appreciation (depreciation) on investments	57,467	90,570	(107,787)	119,608	263,273	1,428,635
Capital gain distributions	131,114	88,644	34,782	—	926,500	410,181
Increase (decrease) in net assets from operations	214,070	211,242	(35,021)	168,690	1,600,806	2,027,647

From capital transactions (note 4):
Net premiums	20,604	23,445	37,698	41,368	119,529	125,565
Loan interest	(217)	(136)	(31)	(2,139)	(4,140)	(3,134)
Transfers for policy benefits and terminations	(11,682)	(57,513)	(109,739)	(91,445)	(143,878)	(146,282)
Loans	(3,427)	(16,604)	165	587	5,052	3,528
Cost of insurance and administrative expenses	(35,157)	(37,688)	(49,763)	(60,859)	(231,062)	(247,845)
Transfers between subaccounts (including fixed account), net	(16,600)	(3,493)	4,579	29,202	(54,401)	(28,844)
Increase (decrease) in net assets from capital transactions	(46,479)	(91,989)	(117,091)	(83,286)	(308,900)	(297,012)
Increase (decrease) in net assets	167,591	119,253	(152,112)	85,404	1,291,906	1,730,635
Net assets at beginning of year	1,367,129	1,247,876	1,901,036	1,815,632	7,446,650	5,716,015
Net assets at end of year	$1,534,720	$1,367,129	$1,748,924	$1,901,036	$8,738,556	$7,446,650

Change in units (note 5):
Units purchased	816	1,411	3,060	6,043	7,502	8,247
Units redeemed	(2,430)	(4,979)	(6,370)	(8,710)	(9,316)	(11,289)
Net increase (decrease) in units from capital transactions with contract owners	(1,614)	(3,568)	(3,310)	(2,667)	(1,814)	(3,042)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Forty Portfolio — Service Shares		Janus Henderson Global Research Portfolio — Institutional Shares		Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares		Janus Henderson Overseas Portfolio — Institutional Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$1,790	$3,856	$(19,292)	$(12)	$(576)	$950	$(2,759)	$(12,435)	$8,109	$12,181
64,537	151,467	230,153	206,034	16,977	23,230	147,383	188,099	183,397	(26,531)
88,002	303,317	490,392	433,191	56,816	46,319	(78,964)	348,658	240,541	466,495
245,104	123,888	299,488	264,230	32,291	29,393	254,768	137,106	—	—
399,433	582,528	1,000,741	903,443	105,508	99,892	320,428	661,428	432,047	452,145

27,186	26,325	190,375	200,670	17,925	18,389	11,659	13,329	119,219	124,358
(76)	(143)	(2,972)	(3,040)	(130)	(125)	(758)	1,656	(2,505)	(327)
(138,218)	(48,604)	(159,990)	(284,699)	(16,325)	(37,382)	—	(210,309)	(106,607)	(133,479)
1,487	6,040	(182)	29,154	(1,588)	(1,385)	(25,196)	203	1,166	25,419
(49,133)	(46,953)	(246,683)	(244,483)	(15,900)	(17,879)	(38,154)	(35,189)	(127,919)	(128,545)
5,935	(218,516)	(71,342)	25,802	(140)	(11,790)	8,256	157,141	(26,167)	62,972
(152,819)	(281,851)	(290,794)	(276,596)	(16,158)	(50,172)	(44,193)	(73,169)	(142,813)	(49,602)
246,614	300,677	709,947	626,847	89,350	49,720	276,235	588,259	289,234	402,543
1,864,576	1,563,899	5,938,398	5,311,551	612,072	562,352	1,916,456	1,328,197	3,471,964	3,069,421
$2,111,190	$1,864,576	$6,648,345	$5,938,398	$701,422	$612,072	$2,192,691	$1,916,456	$3,761,198	$3,471,964

774	7,436	3,348	9,264	1,071	1,404	17,681	20,364	11,771	14,646
(3,754)	(12,767)	(7,307)	(15,071)	(1,913)	(4,843)	(19,130)	(22,703)	(14,192)	(15,857)
(2,980)	(5,331)	(3,959)	(5,807)	(842)	(3,439)	(1,449)	(2,339)	(2,421)	(1,211)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Overseas Portfolio — Service Shares		Janus Henderson Research Portfolio — Institutional Shares		Janus Henderson Research Portfolio — Service Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$1,272	$1,293	$(67,168)	$(24,487)	$(2,100)	$(419)
Net realized gain (loss) on investments	5,549	322	448,004	267,677	13,994	3,544
Change in unrealized appreciation (depreciation) on investments	14,992	21,456	694,658	1,199,170	46,633	72,330
Capital gain distributions	—	—	431,267	546,582	24,286	29,272
Increase (decrease) in net assets from operations	21,813	23,071	1,506,761	1,988,942	82,813	104,727

From capital transactions (note 4):
Net premiums	—	—	137,741	174,988	8,322	8,811
Loan interest	(137)	(76)	(5,888)	(5,406)	(75)	(123)
Transfers for policy benefits and terminations	(14,159)	(372)	(463,771)	(386,747)	(21,606)	—
Loans	(1,455)	—	11,061	9,415	—	—
Cost of insurance and administrative expenses	(4,665)	(4,258)	(226,492)	(258,235)	(10,723)	(10,198)
Transfers between subaccounts (including fixed account), net	545	(5)	(92,174)	58,831	(80)	(19)
Increase (decrease) in net assets from capital transactions	(19,871)	(4,711)	(639,523)	(407,154)	(24,162)	(1,529)
Increase (decrease) in net assets	1,942	18,360	867,238	1,581,788	58,651	103,198
Net assets at beginning of year	173,556	155,196	8,081,274	6,499,486	431,869	328,671
Net assets at end of year	$175,498	$173,556	$8,948,512	$8,081,274	$490,520	$431,869

Change in units (note 5):
Units purchased	—	379	4,059	7,605	319	449
Units redeemed	(797)	(672)	(10,622)	(12,767)	(1,085)	(491)
Net increase (decrease) in units from capital transactions with contract owners	(797)	(293)	(6,563)	(5,162)	(766)	(42)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Legg Mason Partners Variable Equity Trust								MFS® Variable Insurance Trust

ClearBridge Variable Aggressive Growth Portfolio — Class II		ClearBridge Variable Dividend Strategy Portfolio — Class I		ClearBridge Variable Dividend Strategy Portfolio — Class II		ClearBridge Variable Large Cap Value Portfolio — Class I		MFS® Investors Trust Series — Service Class Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(90)	$1,267	$4,619	$2,704	$485	$346	$2,707	$4,745	$1,234	$1,007
1,633	331	45,830	(15,342)	358	319	37,905	(23,204)	14,464	30,017
(81,575)	22,192	67,806	1,298	9,775	2,743	70,711	(51,345)	66,798	5,889
117,186	31,995	61,451	5,629	5,514	510	75,650	76,791	13,402	10,233
37,154	55,785	179,706	(5,711)	16,132	3,918	186,973	6,987	95,898	47,146

8,513	8,701	13,035	14,440	—	—	25,211	29,284	7,300	7,278
88	18	(7,418)	(8,132)	—	—	(650)	(1,065)	(212)	(125)
(2,615)	(8,245)	(64,313)	(88,062)	—	—	(31,185)	(85,627)	(35,645)	—
(1,550)	(1,074)	(2,752)	(1,590)	—	—	1,996	(7,394)	40	(2,664)
(6,804)	(6,258)	(17,415)	(17,763)	(335)	(681)	(41,865)	(44,594)	(7,447)	(7,400)
1	(4,957)	63,571	(87,232)	(1)	—	28,519	(16,009)	22,998	(106,558)
(2,367)	(11,815)	(15,292)	(188,339)	(336)	(681)	(17,974)	(125,405)	(12,966)	(109,469)
34,787	43,970	164,414	(194,050)	15,796	3,237	168,999	(118,418)	82,932	(62,323)
379,611	335,641	699,308	893,358	62,885	59,648	766,852	885,270	376,046	438,369
$414,398	$379,611	$863,722	$699,308	$78,681	$62,885	$935,851	$766,852	$458,978	$376,046

156	211	6,466	7,050	—	—	7,156	9,518	697	4,452
(206)	(517)	(6,780)	(17,853)	(12)	(31)	(7,589)	(17,342)	(1,196)	(7,479)
(50)	(306)	(314)	(10,803)	(12)	(31)	(433)	(7,824)	(499)	(3,027)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	MFS® Variable Insurance Trust (continued)

	MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(6,276)	$(4,536)	$15,743	$17,129	$22,528	$32,411
Net realized gain (loss) on investments	109,839	13,097	30,455	12,424	169,403	31,438
Change in unrealized appreciation (depreciation) on investments	(334,218)	322,674	32,349	27,913	(13,431)	(27,771)
Capital gain distributions	256,918	115,424	49,600	22,956	66,713	45,847
Increase (decrease) in net assets from operations	26,263	446,659	128,147	80,422	245,213	81,925

From capital transactions (note 4):
Net premiums	20,164	20,474	7,913	8,198	28,576	31,709
Loan interest	(310)	586	(100)	(17)	(10)	(150)
Transfers for policy benefits and terminations	(87,255)	(32,978)	—	—	(73,691)	(15,167)
Loans	4,318	(94)	149	98	150	60,085
Cost of insurance and administrative expenses	(41,006)	(37,891)	(15,639)	(15,044)	(45,491)	(50,631)
Transfers between subaccounts (including fixed account), net	(85,184)	16,152	1,725	1,133	1,491	(42,003)
Increase (decrease) in net assets from capital transactions	(189,273)	(33,751)	(5,952)	(5,632)	(88,975)	(16,157)
Increase (decrease) in net assets	(163,010)	412,908	122,195	74,790	156,238	65,768
Net assets at beginning of year	1,452,738	1,039,830	932,925	858,135	1,899,936	1,834,168
Net assets at end of year	$1,289,728	$1,452,738	$1,055,120	$932,925	$2,056,174	$1,899,936

Change in units (note 5):
Units purchased	6,631	5,582	7,159	9,137	38,420	11,212
Units redeemed	(9,679)	(6,735)	(7,362)	(9,368)	(40,518)	(11,733)
Net increase (decrease) in units from capital transactions with contract owners	(3,048)	(1,153)	(203)	(231)	(2,098)	(521)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares		All Asset Portfolio — Advisor Class Shares		High Yield Portfolio — Administrative Class Shares		International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(2,857)	$(525)	$25,918	$12,756	$60,171	$70,036	$2,265	$10,188	$25,248	$29,598
19,538	5,130	6,046	(360)	14,452	(9,942)	52	896	(142,564)	102,045
91,188	91,179	5,825	9,222	(27,121)	16,956	(8,161)	(2,012)	(344,266)	159,820
150,548	86,692	—	—	—	—	1,596	—	356,588	17,947
258,417	182,476	37,789	21,618	47,502	77,050	(4,248)	9,072	(104,994)	309,410

8,094	8,511	1,990	2,078	34,025	33,982	3,073	3,335	27,675	26,561
(583)	(364)	—	—	250	48	6	(4)	235	(324)
(31,743)	(7,992)	(109,816)	—	(195,883)	(118,167)	(3,132)	(744)	(86,168)	(98,581)
(5,481)	(5,156)	—	—	667	(10,855)	19	19	29,387	109,327
(16,865)	(19,600)	(3,756)	(5,024)	(44,607)	(48,243)	(3,332)	(4,195)	(40,148)	(46,147)
(1,590)	(3,127)	(6,315)	27	960	(54,260)	535	(26,171)	142,760	(3,572)
(48,168)	(27,728)	(117,897)	(2,919)	(204,588)	(197,495)	(2,831)	(27,760)	73,741	(12,736)
210,249	154,748	(80,108)	18,699	(157,086)	(120,445)	(7,079)	(18,688)	(31,253)	296,674
1,036,065	881,317	299,069	280,370	1,549,817	1,670,262	186,592	205,280	2,036,485	1,739,811
$1,246,314	$1,036,065	$218,961	$299,069	$1,392,731	$1,549,817	$179,513	$186,592	$2,005,232	$2,036,485

361	493	101	129	9,198	8,371	250	242	46,302	17,124
(2,186)	(2,190)	(5,261)	(275)	(15,143)	(14,857)	(357)	(1,373)	(44,419)	(16,893)
(1,825)	(1,697)	(5,160)	(146)	(5,945)	(6,486)	(107)	(1,131)	1,883	231

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	PIMCO Variable Insurance Trust (continued)				Rydex Variable Trust

	Low Duration Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares		NASDAQ-100® Fund

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$842	$5,236	$84,240	$115,886	$(1,674)	$173
Net realized gain (loss) on investments	(964)	(448)	(15,856)	121,161	31,145	35,521
Change in unrealized appreciation (depreciation) on investments	(8,383)	11,572	(437,634)	224,932	70,921	103,434
Capital gain distributions	—	—	254,475	77,685	51,672	60,836
Increase (decrease) in net assets from operations	(8,505)	16,360	(114,775)	539,664	152,064	199,964

From capital transactions (note 4):
Net premiums	18,548	17,784	183,078	215,751	4,738	4,689
Loan interest	(7)	—	486	(243)	(134)	(95)
Transfers for policy benefits and terminations	(50,836)	(19,865)	(881,084)	(605,292)	(43,238)	(68,908)
Loans	—	—	6,642	(20,099)	(1,910)	38
Cost of insurance and administrative expenses	(27,753)	(27,100)	(289,619)	(301,250)	(13,323)	(12,692)
Transfers between subaccounts (including fixed account), net	118,578	651	82,938	296,057	(10,596)	8,683
Increase (decrease) in net assets from capital transactions	58,530	(28,530)	(897,559)	(415,076)	(64,463)	(68,285)
Increase (decrease) in net assets	50,025	(12,170)	(1,012,334)	124,588	87,601	131,679
Net assets at beginning of year	617,088	629,258	6,670,591	6,546,003	646,549	514,870
Net assets at end of year	$667,113	$617,088	$5,658,257	$6,670,591	$734,150	$646,549

$Change in units (note 5):
Units purchased	11,700	1,630	90,014	110,398	194	683
Units redeemed	(7,247)	(3,561)	(125,021)	(123,492)	(2,396)	(2,032)
Net increase (decrease) in units from capital transactions with contract owners	4,453	(1,931)	(35,007)	(13,094)	(2,202)	(1,349)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares		Premier Growth Equity V.I.S. Fund — Class 1 Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares		S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$21,753	$31,280	$(20,972)	$(16,459)	$67,473	$(8,144)	$159,966	$320,412	$(17,564)	$(13,635)
19,039	14,281	328,692	80,492	135,205	(146,048)	1,567,968	969,262	220,965	(108,246)
(94,040)	48,249	(191,256)	608,604	499,075	(200,154)	3,122,108	791,545	(96,040)	470,606
12,558	5,672	698,221	354,769	817,005	51,998	3,436,243	2,310,999	592,842	99,964
(40,690)	99,482	814,685	1,027,406	1,518,758	(302,348)	8,286,285	4,392,218	700,203	448,689

44,834	43,026	84,027	87,229	101,965	90,415	740,967	714,077	62,349	67,036
3,126	1,231	(4,226)	(2,223)	(2,365)	(2,026)	(20,563)	(17,522)	(926)	(365)
(181,931)	(40,170)	(855,318)	(214,385)	(327,468)	(209,440)	(1,600,117)	(1,163,136)	(400,196)	(141,213)
2,595	1,732	27,867	(13,967)	(21,081)	3,552	23,802	(19,468)	(5,138)	4,176
(62,209)	(73,936)	(127,634)	(135,326)	(144,051)	(141,832)	(1,113,315)	(1,189,872)	(121,053)	(114,664)
(69,372)	35,350	(47,578)	89,780	(23,811)	(53,868)	177,298	(211,471)	(64,259)	(71,923)
(262,957)	(32,767)	(922,862)	(188,892)	(416,811)	(313,199)	(1,791,928)	(1,887,392)	(529,223)	(256,953)
(303,647)	66,715	(108,177)	838,514	1,101,947	(615,547)	6,494,357	2,504,826	170,980	191,736
1,712,431	1,645,716	4,040,353	3,201,839	3,929,130	4,544,677	30,915,262	28,410,436	3,643,625	3,451,889
$1,408,784	$1,712,431	$3,932,176	$4,040,353	$5,031,077	$3,929,130	$37,409,619	$30,915,262	$3,814,605	$3,643,625

4,581	8,825	6,962	12,015	6,494	8,695	13,939	17,859	11,025	16,157
(17,093)	(10,661)	(24,992)	(16,377)	(10,431)	(12,706)	(33,012)	(41,083)	(19,449)	(22,050)
(12,512)	(1,836)	(18,030)	(4,362)	(3,937)	(4,011)	(19,073)	(23,224)	(8,424)	(5,893)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)

	Total Return V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 3 Shares		U.S. Equity V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$90,239	$72,806	$10,355	$9,084	$(5,900)	$(1,223)
$Net realized gain (loss) on investments	69,365	(59,162)	32,331	(19,897)	90,944	31,801
Change in unrealized appreciation (depreciation) on investments	(203,405)	265,543	(42,621)	44,533	31,622	186,375
Capital gain distributions	675,258	—	73,622	—	357,294	137,842
Increase (decrease) in net assets from operations	631,457	279,187	73,687	33,720	473,960	354,795

From capital transactions (note 4):
Net premiums	78,521	78,822	708	708	52,326	50,990
Loan interest	(3,001)	(2,319)	3	(6)	(1,056)	(1,094)
Transfers for policy benefits and terminations	(289,584)	(134,173)	(80,297)	—	(37,505)	(16,707)
Loans	19,755	8,052	17	—	6,945	2,803
Cost of insurance and administrative expenses	(164,046)	(161,922)	(8,237)	(7,729)	(73,906)	(67,642)
Transfers between subaccounts (including fixed account), net	(19,470)	9,639	(204)	3,816	(39,331)	(5,567)
Increase (decrease) in net assets from capital transactions	(377,825)	(201,901)	(88,010)	(3,211)	(92,527)	(37,217)
Increase (decrease) in net assets	253,632	77,286	(14,323)	30,509	381,433	317,578
Net assets at beginning of year	4,999,983	4,922,697	584,768	554,259	1,969,638	1,652,060
Net assets at end of year	$5,253,615	$4,999,983	$570,445	$584,768	$2,351,071	$1,969,638

Change in units (note 5):
Units purchased	10,761	8,872	12,689	15,060	5,307	6,209
Units redeemed	(18,478)	(12,937)	(16,693)	(15,230)	(7,303)	(7,239)
Net increase (decrease) in units from capital transactions with contract owners	(7,717)	(4,065)	(4,004)	(170)	(1,996)	(1,030)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

The Alger Portfolios				The Prudential Series Fund

Alger Large Cap Growth Portfolio — Class I-2 Shares		Alger Small Cap Growth Portfolio — Class I-2 Shares		PSF Natural Resources Portfolio — Class II Shares		PSF PGIM Jennison Focused Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(48,918)	$(28,186)	$(40,682)	$8,958	$(2,832)	$(1,925)	$(474)	$(355)	$—	$—
484,682	138,111	391,086	99,835	130,701	(8,372)	17,552	71,433	2,997	1,695
(1,093,284)	1,414,820	(2,047,734)	1,479,994	17,507	74,201	8,593	(26,229)	51,421	124,660
1,263,583	710,684	1,371,439	269,749	—	—	—	—	—	—
606,063	2,235,429	(325,891)	1,858,536	145,376	63,904	25,671	44,849	54,418	126,355

125,234	127,197	98,003	87,032	12,988	13,320	673	1,623	—	—
(4,341)	(4,902)	(2,568)	(3,068)	(749)	(158)	(22)	(19)	—	—
(386,778)	(177,977)	(204,532)	(104,763)	(5,229)	(41,864)	(21,524)	(112,822)	—	—
25,933	2,773	(30,904)	2,725	(997)	82,967	—	—	—	—
(189,130)	(188,594)	(154,289)	(151,531)	(12,099)	(8,463)	(2,422)	(2,621)	(5,051)	(3,827)
(225,142)	27,973	(38,581)	(12,723)	(18,596)	14,130	(570)	(4,576)	3	—
(654,224)	(213,530)	(332,871)	(182,328)	(24,682)	59,932	(23,865)	(118,415)	(5,048)	(3,827)
(48,161)	2,021,899	(658,762)	1,676,208	120,694	123,836	1,806	(73,566)	49,370	122,528
5,663,244	3,641,345	4,816,313	3,140,105	594,195	470,359	165,676	239,242	351,879	229,351
$5,615,083	$5,663,244	$4,157,551	$4,816,313	$714,889	$594,195	$167,482	$165,676	$401,249	$351,879

6,308	4,592	10,805	8,532	39,585	51,888	10	36	—	1
(12,854)	(8,407)	(16,563)	(14,540)	(40,818)	(47,126)	(308)	(2,079)	(51)	(55)
(6,546)	(3,815)	(5,758)	(6,008)	(1,233)	4,762	(298)	(2,043)	(51)	(54)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2021

(1)	Description of Entity

Genworth Life & Annuity VL Separate Account 1 (the “Separate Account”) is a separate investment account established on August 21, 1986 by Genworth Life and Annuity Insurance Company (“GLAIC”), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC’s former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company (“GLIC”).

On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. (“Genworth”).

GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

GLAIC’s principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

GLAIC’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

The impact of the ongoing coronavirus pandemic (“COVID-19”) is very difficult to predict. Its related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery, among other factors and uncertainties. Contract owners should continue to monitor their account values.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to qualified pension or retirement plans. GLAIC uses the Separate Account to support flexible premium single life and joint and last survivor variable life insurance policies, as well as flexible premium variable universal life insurance policies (collectively, the “Policies”) issued by GLAIC, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each policy. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the policies with liabilities arising out of any other business that GLAIC may conduct. The assets of

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

the Separate Account will, however, be available to cover the liabilities of GLAIC’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the policies supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the policies, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Policy owners assume the full investment risk for amounts allocated by policyholders to the Separate Account.

During the years ended December 31, 2021 and 2020, the following portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Wells Fargo Variable Trust — Wells Fargo VT Omega Growth Fund — Class 2	Allspring Variable Trust — Allspring VT Omega Growth Fund — Class 2	December 6, 2021
The Prudential Series Fund — Jennison 20/20 Focus Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	May 28, 2021
The Prudential Series Fund — Jennison Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Growth Portfolio — Class II Shares	May 28, 2021
The Prudential Series Fund — Natural Resources Portfolio — Class II Shares	The Prudential Series Fund — PSF Natural Resources Portfolio — Class II Shares	May 28, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Capital Appreciation Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series I shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Capital Appreciation Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Conservative Balanced Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series I shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Conservative Balanced Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Global Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Global Fund — Series II shares	April 30, 2021

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Prior Portfolio Name	Current Portfolio Name	Effective Date
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Global Strategic Income Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Global Strategic Income Fund — Series I shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Fund® — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Small Cap Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Small Cap Fund® — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Total Return Board Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Bond Fund — Series I shares	April 30, 2021
BlackRock Variable Series Funds, Inc. — BlackRock Advantage U.S. Total Market V.I. Fund — Class III Shares	BlackRock Variable Series Funds, Inc. — BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	February 9, 2021
Janus Aspen Series — Janus Henderson Global Technology Portfolio — Service Shares	Janus Aspen Series — Janus Henderson Global Technology and Innovation Portfolio — Service Shares	April 29, 2020
Federated Insurance Series — Federated High Income Bond Fund II — Primary Shares	Federated Hermes Insurance Series — Federated Hermes High Income Bond Fund II — Primary Shares	April 28, 2020
Federated Insurance Series — Federated High Income Bond Fund II — Service Shares	Federated Hermes Insurance Series — Federated Hermes High Income Bond Fund II — Service Shares	April 28, 2020
Federated Insurance Series — Federated Kaufmann Fund II — Service Shares	Federated Hermes Insurance Series — Federated Hermes Kaufmann Fund II — Service Shares	April 28, 2020
Federated Insurance Series — Federated Managed Volatility Fund II — Primary Shares	Federated Hermes Insurance Series — Federated Hermes Managed Volatility Fund II — Primary Shares	April 28, 2020

During the years ended December 31, 2021 and 2020, the following portfolio(s) were liquidated, and the portfolio assets were reinvested in new portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Value Opportunities Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. American Value Fund — Series II shares	April 30, 2021

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad level listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2021 and there were no transfers between the levels during 2021.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are six unit classes of subaccounts based on the life policy through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. On May 1, 2008, GLAIC discontinued all new sales of variable life insurance policies, but it continues to service existing blocks of business. Although the policies are no longer available for sale, additional premium payments may still be accepted under the terms of the policies.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(e) Subsequent Events

No material subsequent events have occurred since December 31, 2021 through April 18, 2022, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2021 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Portfolio — Class B	$45,591	$6,907
AB Growth and Income Portfolio — Class B	722,875	963,298
AB International Value Portfolio — Class B	243,257	236,908
AB Large Cap Growth Portfolio — Class B	147,696	229,625
AB Small Cap Growth Portfolio — Class B	112,140	80,667
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	190,050	130,358
Invesco V.I. American Franchise Fund — Series II shares	51,599	108,525
Invesco V.I. American Value Fund — Series II shares	734,630	135,461
Invesco V.I. Capital Appreciation Fund — Series I shares	664,523	997,692
Invesco V.I. Capital Appreciation Fund — Series II shares	104,974	119,805
Invesco V.I. Comstock Fund — Series II shares	124,658	434,804
Invesco V.I. Conservative Balanced Fund — Series I shares	232,438	226,156
Invesco V.I. Conservative Balanced Fund — Series II shares	27,244	38,683
Invesco V.I. Core Bond Fund — Series I shares	191,747	451,031
Invesco V.I. Core Equity Fund — Series I shares	91,848	63,589
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	1,112,340	1,281,850
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	46,437	22,420
Invesco V.I. Global Fund — Series II shares	1,692,935	2,426,631
Invesco V.I. Global Strategic Income Fund — Series I shares	129,880	108,978
Invesco V.I. International Growth Fund — Series II shares	104,299	143,306
Invesco V.I. Main Street Fund® — Series II shares	201,056	196,430
Invesco V.I. Main Street Small Cap Fund® — Series II shares	336,628	312,090
Invesco V.I. Value Opportunities Fund — Series II shares	20,796	714,489
Allspring Variable Trust
Allspring VT Omega Growth Fund — Class 2	29,951	36,583
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II	316,543	299,725
BNY Mellon
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	11,774	6,949
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	108,115	7,944
BlackRock Basic Value V.I. Fund — Class III Shares	38,942	56,458
BlackRock Global Allocation V.I. Fund — Class III Shares	359,277	194,382
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	120,618	25,535
Columbia Funds Variable Series Trust II
CTIVP® — Loomis Sayles Growth Fund — Class 1	11,864	196,671
Columbia Variable Portfolio — Overseas Core Fund — Class 2	292,198	334,298
Eaton Vance Variable Trust
VT Floating — Rate Income Fund	164,518	169,683

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	$63,877	$127,482
Federated Hermes High Income Bond Fund II — Service Shares	211,783	171,405
Federated Hermes Kaufmann Fund II — Service Shares	261,987	328,752
Federated Hermes Managed Volatility Fund II — Primary Shares	82,969	190,044
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class	321,977	438,203
VIP Asset ManagerSM Portfolio — Service Class 2	10,147	22,005
VIP Balanced Portfolio — Service Class 2	105,350	171,357
VIP Contrafund® Portfolio — Initial Class	2,023,492	2,900,831
VIP Contrafund® Portfolio — Service Class 2	2,418,919	2,535,513
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	478,802	467,178
VIP Equity-Income Portfolio — Initial Class	1,567,147	2,051,139
VIP Equity-Income Portfolio — Service Class 2	382,723	459,665
VIP Growth & Income Portfolio — Initial Class	458,496	494,018
VIP Growth & Income Portfolio — Service Class 2	129,084	52,366
VIP Growth Opportunities Portfolio — Initial Class	1,640,905	1,512,216
VIP Growth Portfolio — Initial Class	4,315,679	3,096,698
VIP Growth Portfolio — Service Class 2	704,187	337,508
VIP Mid Cap Portfolio — Service Class 2	1,362,531	1,539,353
VIP Overseas Portfolio — Initial Class	976,788	1,024,814
VIP Value Strategies Portfolio — Service Class 2	366,888	373,995
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund — Class 2 Shares	298,243	386,919
Franklin Mutual Shares VIP Fund — Class 2 Shares	131,426	193,027
Templeton Foreign VIP Fund — Class 1 Shares	417,265	471,773
Templeton Global Bond VIP Fund — Class 1 Shares	187,412	337,686
Templeton Growth VIP Fund — Class 2 Shares	45,459	73,880
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	4,869,130	5,722,650
Goldman Sachs Large Cap Value Fund — Institutional Shares	568,403	464,122
Goldman Sachs Mid Cap Value Fund — Institutional Shares	1,285,692	1,006,483
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	1,021,785	1,758,191
Janus Henderson Balanced Portfolio — Service Shares	622,603	850,222
Janus Henderson Enterprise Portfolio — Institutional Shares	1,491,775	1,795,866
Janus Henderson Enterprise Portfolio — Service Shares	158,938	77,315
Janus Henderson Flexible Bond Portfolio — Institutional Shares	196,756	248,978
Janus Henderson Forty Portfolio — Institutional Shares	2,283,901	1,701,479
Janus Henderson Forty Portfolio — Service Shares	297,630	203,554
Janus Henderson Global Research Portfolio — Institutional Shares	582,931	593,505
Janus Henderson Global Research Portfolio — Service Shares	55,926	40,368
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	927,476	719,657
Janus Henderson Overseas Portfolio — Institutional Shares	770,088	905,273
Janus Henderson Overseas Portfolio — Service Shares	1,860	20,458
Janus Henderson Research Portfolio — Institutional Shares	865,400	1,135,891
Janus Henderson Research Portfolio — Service Shares	33,292	35,268

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II	$126,815	$12,085
ClearBridge Variable Dividend Strategy Portfolio — Class I	260,224	209,441
ClearBridge Variable Dividend Strategy Portfolio — Class II	6,493	829
ClearBridge Variable Large Cap Value Portfolio — Class I	462,239	401,852
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	48,392	46,721
MFS® New Discovery Series — Service Class Shares	621,649	560,283
MFS® Total Return Series — Service Class Shares	274,174	214,784
MFS® Utilities Series — Service Class Shares	1,667,569	1,667,301
MFS® Variable Insurance Trust II
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	159,746	60,222
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	28,352	120,330
High Yield Portfolio — Administrative Class Shares	360,564	505,380
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	10,714	9,807
Long-Term U.S. Government Portfolio — Administrative Class Shares	2,032,006	1,576,554
Low Duration Portfolio — Administrative Class Shares	170,553	111,233
Total Return Portfolio — Administrative Class Shares	2,492,051	3,049,913
Rydex Variable Trust
NASDAQ-100® Fund	57,218	71,684
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	141,653	370,302
Premier Growth Equity V.I.S. Fund — Class 1 Shares	1,089,374	1,334,979
Real Estate Securities V.I.S. Fund — Class 1 Shares	1,715,573	1,247,886
S&P 500® Index V.I.S. Fund — Class 1 Shares	6,484,386	4,680,678
Small-Cap Equity V.I.S. Fund — Class 1 Shares	1,233,759	1,187,699
Total Return V.I.S. Fund — Class 1 Shares	1,365,219	970,848
Total Return V.I.S. Fund — Class 3 Shares	365,510	369,544
U.S. Equity V.I.S. Fund — Class 1 Shares	628,569	369,695
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	1,919,829	1,359,906
Alger Small Cap Growth Portfolio — Class I-2 Shares	2,108,605	1,110,736
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	763,925	791,438
PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	724	25,064
PSF PGIM Jennison Growth Portfolio — Class II Shares	—	5,050

(4)	Related Party Transactions

(a) GLAIC

Type I Units (Policy Forms P1096 and P1251)

Net premium payments transferred from GLAIC to the Separate Account represent gross premium payments recorded by GLAIC on its flexible premium variable universal life insurance policies and flexible premium joint and last survivor variable life insurance policies less deductions. For Policy P1251, deductions from premium depended upon the initial specified amount. If the initial specified amount was $500,000 or more, a current deduction of 3.5% premium charge

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

(5% maximum) was assessed from each premium payment before the premium is allocated to the subaccounts. If the initial specified amount is at least $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) was assessed. For Policy P1096, a premium charge of 7.5% from each premium payment is assessed before the premium is allocated to the subaccounts.

Policy P1251 assesses a minimum surrender charge of $12.00 per $1,000 of specified amount and a maximum of $60.00 per $1,000 of specified amount if the policy is surrendered during the first 16 years of the policy or 16 years after an increase in specified amount. A surrender charge would also apply if the specified amount were decreased at a time when surrender would otherwise be assessed. For Policy P1096, a minimum surrender charge of $2.50 per $1,000 of specified amount and a maximum of $7.50 per $1,000 of specified amount not to exceed $500 is assessed if the policy is surrendered during policy years 1 through 9. Policy P1096 also assesses a fee for increases in specified amount. This fee will never be lower than $1.50 per $1,000 of specified amount and never higher than $300.

A mortality and expense risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for policy P1251 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a policy charge of $5, an expense charge of up to $0.20 per $1,000 of specified amount, and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a current monthly administrative charge of $12 and any charges for additional benefits added by riders to the policy.

Policy P1096 assesses a deferred sales charge during policy years 2 through 10 of 45% of the premiums paid on specified amount (of less than $250,000) during the first policy year. This charge is reduced to 40% of the premiums paid on specified amount of $250,000 or more. The policy also assesses a net loan charge at an annualized rate of 2.0% for non-preferred loans. There are no charges for Policy P1096 for preferred loans after year 11. For Policy P1251, there is a net loan charge of 2.0% for non-preferred loans and no charge for preferred loans in all years.

A partial surrender-processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

Type II Units (Policy Forms P1250 and P1250CR)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable universal life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

A mortality and expense risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

and the year of coverage, a policy charge of $12 (Policy P1250) in the first policy year ($15 for Policy P1250CR) and $12 per month thereafter, and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each Insured and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the Insured attains age 95, whichever is earlier. For Policy P1250, the surrender charge is guaranteed not to exceed $50.63 per $1,000 of specified amount. For Policy P1250CR, the surrender charge is guaranteed not to exceed $51.36 per $1,000 of specified amount.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month (Policy P1250CR). Policies issued on Policy Form P1250 and marketed under the name of Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month. Policy P1250 or P1250CR assesses a maximum net loan charge at an annualized rate of 2.0% for non-preferred loans in all policy years. There is no charge for preferred loans in policy years 11 and after for Policy P1250 (there is a maximum charge of 2.0% for preferred loans in policy years 11 and after for Policy P1250CR).

Type III Units (Policy Forms P1258 and P1259)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

A mortality and expense risk charge is deducted monthly from the policy assets. This charge is for the mortality and expense risks that GLAIC assumes. This charge is equal to an effective annual rate of 0.40% of the first $50,000 of the policy’s unloaned assets in the subaccounts (0.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of 0.05% of the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GLAIC does not deduct a mortality and expense risk charge for the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class and the year of coverage, the mortality and expense risk charge (discussed above), a policy charge of $10, a maximum monthly expense charge of $0.20 per $1,000 (a maximum of $0.83 per $1,000) of specified amount for the first 10 policy years and the first 10 policy years after an increase in specified amount and any charges for additional benefits added by riders to the policy.

There will be a surrender charge if the policy is surrendered during the first 10 policy years or 10 years after an increase in specified amount. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the Insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both Insureds. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

GLAIC reserves the right to assess a maximum partial surrender fee of the lesser of $25 or 2%, of the amount surrendered. Currently, this partial surrender processing fee is not assessed.

Certain policy owners may elect to allocate assets to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

A loan charge of 0.15% of the net annualized rate is assessed on all loans taken in policy years 1 through 5 and no charge is assessed in policy years 6 and after. The maximum charge of 0.40% of the net annualized rate in policy years 1 through 10 may be assessed with zero thereafter.

Currently, there is no transfer fee, but GLAIC reserves the right to assess $20 per transfer for any transfer made after the 12th transfer in a calendar year.

Type IV Units (Policy Form P1095)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A premium charge of 8.5% is assessed with each premium payment in which 6.0% is deducted as compensation to GLAIC for sales and distribution expenses and 2.5% is deducted for premium taxes.

A mortality and expense risk charge is deducted daily from the policy owner assets in the subaccounts. This charge is for the mortality and expense risks that GLAIC assumes. This charge is equal to 0.50% of the value of the unloaned assets in the subaccounts.

A loan charge at a net annualized rate of 4.0% is assessed on all loans taken. A cost of insurance charge is deducted monthly. The cost of insurance varies based on the amount of insurance, death benefit option elected, the policy’s cash value, policy duration, as well as the gender, issue age, policy and risk class of the Insured. The minimum cost of insurance charge is equal to $0.09 per $1,000 net amount at risk. The maximum charge is $35.46 per $1,000 of net amount at risk. GLAIC also charges for any benefits added by a rider.    A charge equal to the lesser of $25 or 2% of the cash value surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer after the first in a calendar year.

Type V Units (Policy Form P1097)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable life insurance policies, less deductions. For 10 years after each premium payment, GLAIC deducts a monthly premium tax charge equal to an annual rate of 0.20% of the portion of the cash value in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of 0.30% of that portion of the cash value in the Separate Account attributable to each premium payment.

A mortality and expense risk charge is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.90% of the average daily unloaned net assets in the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes. In addition, an administrative expense is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.40% of the average daily unloaned net assets in the Separate Account.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as the age, gender, policy duration and risk class of the Insured. Currently, the minimum cost of insurance charge is 0.55% of the policy’s cash value in the Separate Account; the maximum cost of insurance charge is $83.33 per $1,000 of specified amount.

There will be a surrender charge if the policy is surrendered within 10 years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% of premium payments for the first 4 years of the premium payment and then declines by 1% each year thereafter until reaching no charge after year 10.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

There is a net loan charge assessed for loans taken under the policy. If assessed, the charge is assessed monthly until the loan is repaid in full. Currently there is a net annualized charge of 2.0% on all non-preferred loans. There is no charge on preferred loans; however, GLAIC reserves the right to assess a charge of 2.0% on preferred loans.

Type VI Units (Policy Forms P1254 and P1255)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium single life and joint and last survivor variable insurance policies less deductions. For 10 years after each premium payment, GLAIC deducts a monthly premium tax recovery charge equal to an annualized rate of 0.20% of the portion of the assets in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annualized rate of 0.30% of that portion of the assets in the Separate Account attributable to each premium payment.

A mortality and expense risk charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an annualized rate of 0.70% of the average daily unloaned net assets during the first 10 policy years and an annualized rate of 0.35% thereafter. This charge is for the mortality and expense risks that GLAIC assumes. In addition, an administrative expense is deducted monthly from the policy value. Currently, the minimum administration expense charge is a minimum of $8.00 per month. The maximum amount charged is guaranteed to not exceed an annualized rate of 0.40% of the amount of account value at the time the charge is assessed.

A cost of insurance charge is deducted monthly. For a single life policy, the current effective annual rate of this charge is 0.05% of the account value (maximum of $83.33 per $1,000 of net amount at risk). For a joint and last survivor policy, the current effective annual rate of the charge is 0.03% of the account value (maximum of $83.33 per $1,000 of net amount at risk).

There will be a surrender charge if the policy is surrendered within 7 years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payment made under the policy before the surrender. The maximum surrender charge is 6% of the initial premium payment and decreases to zero in year 7.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

Currently a charge is not assessed for transfers among subaccounts. GLAIC has reserved the right to assess a $10 transfer charge for each transfer.

There is a net loan charge assessed for all loans taken under the policy. Currently, there is a charge of a net annualized rate of 2.0% on all non-preferred loans and preferred loans taken in the first policy year. There is no charge for preferred loans taken after the first policy year.

GLAIC also assesses a one-time charge of $250, if a policy owner elects the Accelerated Benefit Rider.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Nature of Charges Assessed

The mortality and expense risk and administrative charges that are deducted daily from the applicable policy types listed above are assessed through a reduction in unit values. The cost of insurance, surrender charges, monthly or annual administrative charges and monthly deduction of mortality and risk charges, are assessed through the redemption of units.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the policies for services and benefits unpaid at year-end are accrued and payable to GLAIC.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser period ended December 31, 2021 and 2020 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLAIC’s variable life insurance products have unique combinations of features and fees that are assessed to the policy owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2021, 2020, 2019, 2018, and 2017 follows. This information is presented as a range of based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate low to high range. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2021 and were available to contract owners during 2021. AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Value Opportunities Fund — Series II shares is not displayed as the fund terminated on April 30, 2021.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Portfolio — Class B
2021	0.00% to 0.70%	7,004	55.47 to 48.65	359	0.00%	22.57% to 21.71%
2020	0.00% to 0.70%	7,003	45.26 to 39.97	294	0.45%	39.08% to 38.11%
2019	0.00% to 0.70%	9,147	32.54 to 28.94	281	0.15%	29.78% to 28.87%
2018	0.00% to 0.70%	10,438	25.07 to 22.46	249	0.00%	(9.98)% to (10.62)%
2017	0.00% to 0.70%	10,367	27.85 to 25.13	276	0.27%	36.30% to 35.35%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Growth and Income Portfolio — Class B
2021	0.00% to 1.30%	132,538	47.32 to 41.67	5,685	0.64%	27.84% to 26.18%
2020	0.00% to 1.30%	139,472	37.02 to 33.02	4,695	1.28%	2.47% to 1.14%
2019	0.00% to 1.30%	147,011	36.12 to 32.65	4,833	1.02%	23.61% to 22.01%
2018	0.00% to 1.30%	166,213	29.22 to 26.76	4,449	0.74%	(5.84)% to (7.07)%
2017	0.00% to 1.30%	180,644	31.04 to 28.80	5,156	1.26%	18.60% to 17.06%
AB International Value Portfolio — Class B
2021	0.00% to 0.70%	65,277	15.72 to 13.94	961	1.71%	10.85% to 10.08%
2020	0.00% to 0.70%	65,608	14.18 to 12.66	876	1.32%	2.21% to 1.49%
2019	0.00% to 0.70%	67,715	13.87 to 12.47	891	0.83%	16.79% to 15.97%
2018	0.00% to 0.70%	67,391	11.88 to 10.76	763	1.09%	(22.98)% to (23.52)%
2017	0.00% to 0.70%	70,858	15.42 to 14.06	1,045	2.10%	25.09% to 24.22%
AB Large Cap Growth Portfolio — Class B
2021	0.00% to 0.70%	26,390	75.83 to 41.61	1,188	0.00%	28.65% to 27.75%
2020	0.00% to 0.70%	29,959	58.94 to 32.57	1,069	0.00%	35.15% to 34.20%
2019	0.00% to 0.70%	32,675	43.61 to 24.27	862	0.00%	34.36% to 33.42%
2018	0.00% to 0.70%	38,148	32.46 to 18.19	745	0.00%	2.32% to 1.60%
2017	0.00% to 0.70%	45,033	31.72 to 17.90	866	0.00%	31.67% to 30.75%
AB Small Cap Growth Portfolio — Class B
2021	0.00% to 0.70%	8,159	70.03 to 54.05	466	0.00%	9.20% to 8.44%
2020	0.00% to 0.70%	9,323	84.86 to 49.85	496	0.00%	53.64% to 52.56%
2019	0.00% to 0.70%	10,536	55.24 to 32.67	370	0.00%	36.01% to 35.05%
2018	0.00% to 0.70%	12,140	40.61 to 24.19	323	0.00%	(1.11)% to (1.80)%
2017	0.00% to 0.70%	11,605	41.07 to 24.64	312	0.00%	33.78% to 32.85%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2021	0.00% to 0.70%	34,667	42.55 to 39.75	1,400	0.00%	11.93% to 11.14%
2020	0.00% to 0.70%	37,048	38.01 to 35.77	1,345	0.07%	42.35% to 41.36%
2019	0.00% to 0.70%	42,402	26.70 to 25.30	1,090	0.00%	36.76% to 35.80%
2018	0.00% to 0.70%	45,694	19.53 to 18.63	863	0.00%	(3.62)% to (4.30)%
2017	0.00% to 0.70%	48,859	20.26 to 19.47	963	0.08%	27.34% to 26.45%
Invesco V.I. American Franchise Fund — Series II shares
2021	0.00% to 0.70%	6,669	58.54 to 50.98	374	0.00%	11.65% to 10.87%
2020	0.00% to 0.70%	8,446	52.43 to 45.99	428	0.00%	42.00% to 41.00%
2019	0.00% to 0.70%	9,277	36.93 to 32.61	331	0.00%	36.43% to 35.47%
2018	0.00% to 0.70%	10,472	27.07 to 24.07	274	0.00%	(3.89)% to (4.57)%
2017	0.00% to 0.70%	12,006	28.16 to 25.23	327	0.00%	27.03% to 26.14%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. American Value Fund — Series II shares
2021 (4)	0.00% to 0.70%	59,789	10.60 to 10.55	633	0.23%	5.98% to 5.48%
Invesco V.I. Capital Appreciation Fund — Series I shares
2021	0.70% to 1.30%	29,093	290.70 to 181.84	7,080	0.00%	21.71% to 20.98%
2020	0.70% to 1.30%	31,683	238.85 to 150.30	6,422	0.00%	35.63% to 34.81%
2019	0.70% to 1.30%	33,744	176.10 to 111.49	5,093	0.06%	35.24% to 34.43%
2018	0.70% to 1.30%	35,989	130.21 to 82.93	4,038	0.32%	(6.39)% to (6.96)%
2017	0.70% to 1.30%	38,878	139.11 to 89.14	4,666	0.24%	25.95% to 25.19%
Invesco V.I. Capital Appreciation Fund — Series II shares
2021	0.00% to 0.70%	12,324	66.09 to 57.96	771	0.00%	22.28% to 21.42%
2020	0.00% to 0.70%	13,206	54.05 to 47.73	679	0.00%	36.24% to 35.28%
2019	0.00% to 0.70%	13,600	39.67 to 35.29	515	0.00%	35.85% to 34.90%
2018	0.00% to 0.70%	20,684	29.20 to 26.16	588	0.00%	(5.96)% to (6.62)%
2017	0.00% to 0.70%	21,416	31.05 to 28.01	648	0.01%	26.50% to 25.62%
Invesco V.I. Comstock Fund — Series II shares
2021	0.00% to 0.70%	29,994	44.99 to 39.18	1,266	1.51%	33.04% to 32.11%
2020	0.00% to 0.70%	38,299	33.82 to 29.66	1,232	2.16%	(1.09)% to (1.78)%
2019	0.00% to 0.70%	43,768	34.19 to 30.19	1,435	1.67%	24.94% to 24.07%
2018	0.00% to 0.70%	45,958	27.36 to 24.34	1,211	1.45%	(12.37)% to (12.98)%
2017	0.00% to 0.70%	51,978	31.22 to 27.97	1,558	1.96%	17.57% to 16.75%
Invesco V.I. Conservative Balanced Fund — Series I shares
2021	0.70% to 1.30%	24,529	84.50 to 64.57	1,782	1.48%	9.86% to 9.20%
2020	0.70% to 1.30%	25,907	76.91 to 59.13	1,712	2.10%	14.05% to 13.36%
2019	0.70% to 1.30%	30,737	67.44 to 52.16	1,785	2.23%	16.69% to 15.99%
2018	0.70% to 1.30%	31,653	57.79 to 44.97	1,587	2.06%	(5.99)% to (6.56)%
2017	0.70% to 1.30%	37,065	61.47 to 48.13	1,942	1.96%	8.49% to 7.84%
Invesco V.I. Conservative Balanced Fund — Series II shares
2021	0.00% to 0.70%	12,916	22.43 to 19.81	286	1.25%	10.30% to 9.53%
2020	0.00% to 0.70%	14,266	20.33 to 18.08	286	1.78%	14.59% to 13.78%
2019	0.00% to 0.70%	13,912	17.74 to 15.89	246	2.00%	17.22% to 16.40%
2018	0.00% to 0.70%	14,921	15.14 to 13.65	224	1.72%	(5.53)% to (6.20)%
2017	0.00% to 0.70%	14,975	16.02 to 14.56	238	1.77%	8.95% to 8.19%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Core Bond Fund — Series I shares
2021	0.70% to 1.30%	32,795	38.35 to 32.50	1,189	1.95%	(2.34)% to (2.92)%
2020	0.70% to 1.30%	41,763	39.27 to 33.48	1,545	3.04%	8.94% to 8.28%
2019	0.70% to 1.30%	42,433	36.05 to 30.91	1,438	3.26%	8.76% to 8.11%
2018	0.70% to 1.30%	37,439	33.14 to 28.60	1,152	3.32%	(1.72)% to (2.31)%
2017	0.70% to 1.30%	39,368	33.72 to 29.27	1,240	2.51%	3.86% to 3.23%
Invesco V.I. Core Equity Fund — Series I shares
2021	0.00% to 0.70%	40,634	36.84 to 32.99	1,410	0.68%	27.74% to 26.85%
2020	0.00% to 0.70%	40,814	28.84 to 26.01	1,113	0.20%	13.85% to 13.05%
2019	0.00% to 0.70%	42,706	25.33 to 23.01	1,029	0.96%	28.96% to 28.06%
2018	0.00% to 0.70%	44,044	19.64 to 17.97	826	0.90%	(9.39)% to (10.03)%
2017	0.00% to 0.70%	47,268	21.68 to 19.97	983	1.05%	13.17% to 12.38%
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2021	0.70% to 1.30%	35,050	259.71 to 183.52	8,032	0.00%	18.27% to 17.55%
2020	0.70% to 1.30%	39,476	219.60 to 156.11	7,652	0.04%	39.70% to 38.86%
2019	0.70% to 1.30%	41,864	157.19 to 112.42	5,827	0.00%	38.39% to 37.56%
2018	0.70% to 1.30%	47,035	113.59 to 81.73	4,700	0.00%	(6.74)% to (7.31)%
2017	0.70% to 1.30%	51,607	121.80 to 88.17	5,511	0.03%	27.89% to 27.13%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2021	0.00% to 0.70%	4,071	76.48 to 67.08	295	0.00%	18.79% to 17.96%
2020	0.00% to 0.70%	4,169	64.38 to 56.86	256	0.00%	40.24% to 39.26%
2019	0.00% to 0.70%	4,349	45.91 to 40.83	190	0.00%	39.01% to 38.04%
2018	0.00% to 0.70%	4,775	33.03 to 29.58	151	0.00%	(6.30)% to (6.96)%
2017	0.00% to 0.70%	5,545	35.25 to 31.80	188	0.00%	28.45% to 27.56%
Invesco V.I. Global Fund — Series II shares
2021	0.00% to 0.70%	89,698	63.82 to 44.40	4,348	0.00%	15.17% to 14.36%
2020	0.00% to 0.70%	109,016	55.41 to 38.82	4,693	0.57%	27.34% to 26.44%
2019	0.00% to 0.70%	111,285	43.52 to 30.70	3,780	0.64%	31.45% to 30.53%
2018	0.00% to 0.70%	123,104	33.10 to 23.52	3,197	0.76%	(13.39)% to (14.00)%
2017	0.00% to 0.70%	136,081	38.22 to 27.35	4,091	0.72%	36.32% to 35.37%
Invesco V.I. Global Strategic Income Fund — Series I shares
2021	0.70% to 1.30%	76,043	11.47 to 10.86	863	4.70%	(4.09)% to (4.67)%
2020	0.70% to 1.30%	77,244	11.96 to 11.39	914	5.70%	2.67% to 2.06%
2019	0.70% to 1.30%	78,136	11.65 to 11.16	902	3.75%	10.03% to 9.37%
2018	0.70% to 1.30%	83,843	10.59 to 10.20	880	4.93%	(5.07%) to (5.64)%
2017	0.70% to 1.30%	86,318	11.16 to 10.81	955	2.30%	5.53% to 4.90%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. International Growth Fund — Series II shares
2021	0.00% to 0.70%	24,911	32.72 to 29.01	786	0.99%	5.61% to 4.87%
2020	0.00% to 0.70%	28,405	30.98 to 27.66	844	1.01%	13.74% to 12.94%
2019	0.00% to 0.70%	29,476	27.24 to 24.49	771	1.30%	28.24% to 27.34%
2018	0.00% to 0.70%	30,117	21.24 to 19.23	617	1.83%	(15.20)% to (15.80)%
2017	0.00% to 0.70%	31,640	25.05 to 22.84	765	1.26%	22.73% to 21.87%
Invesco V.I. Main Street Fund® — Series II shares
2021	0.00% to 0.70%	55,230	52.84 to 35.38	2,192	0.52%	27.23% to 26.34%
2020	0.00% to 0.70%	58,561	41.53 to 28.00	1,836	0.34%	13.69% to 12.90%
2019	0.00% to 0.70%	63,950	36.53 to 24.81	1,783	0.82%	31.74% to 30.82%
2018	0.00% to 0.70%	69,354	27.73 to 18.96	1,473	0.90%	(8.10)% to (8.74)%
2017	0.00% to 0.70%	77,139	30.17 to 20.78	1,788	1.04%	16.63% to 15.82%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2021	0.00% to 0.70%	19,372	80.08 to 70.23	1,460	0.18%	22.26% to 21.41%
2020	0.00% to 0.70%	20,272	65.50 to 57.85	1,252	0.37%	19.64% to 18.80%
2019	0.00% to 0.70%	21,459	54.75 to 48.69	1,118	0.00%	26.13% to 25.25%
2018	0.00% to 0.70%	22,019	43.40 to 38.88	912	0.06%	(10.54)% to (11.17)%
2017	0.00% to 0.70%	23,950	48.52 to 43.76	1,111	0.67%	13.91% to 13.12%
Allspring Variable Trust
Allspring VT Omega Growth Fund — Class 2
2021	0.00% to 0.70%	4,585	65.04 to 60.01	297	0.00%	14.97% to 14.17%
2020	0.00% to 0.70%	5,267	56.57 to 52.56	295	0.00%	43.18% to 42.18%
2019	0.00% to 0.70%	5,526	39.51 to 36.97	216	0.00%	37.04% to 36.09%
2018	0.00% to 0.70%	5,444	28.83 to 27.17	155	0.00%	0.28% to (0.43)%
2017	0.00% to 0.70%	5,743	28.75 to 27.28	163	0.01%	34.60% to 33.66%
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II
2021	0.00% to 0.70%	30,163	18.82 to 16.74	562	3.15%	6.27% to 5.52%
2020	0.00% to 0.70%	30,154	17.71 to 15.86	529	1.19%	9.55% to 8.79%
2019	0.00% to 0.70%	30,333	16.17 to 14.58	485	2.31%	8.90% to 8.14%
2018	0.00% to 0.70%	32,891	14.85 to 13.48	484	2.85%	(2.82)% to (3.50)%
2017	0.00% to 0.70%	35,238	15.28 to 13.97	534	2.57%	3.67% to 2.95%
BNY Mellon
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2021	0.00% to 0.70%	6,159	52.80 to 29.23	194	0.74%	27.00% to 26.11%
2020	0.00% to 0.70%	6,128	41.58 to 23.18	153	1.09%	24.14% to 23.27%
2019	0.00% to 0.70%	6,685	33.49 to 18.80	134	1.42%	34.36% to 33.42%
2018	0.00% to 0.70%	7,685	24.93 to 14.09	115	1.78%	(4.40)% to (5.07)%
2017	0.00% to 0.70%	8,560	26.07 to 14.85	133	1.10%	15.33% to 14.53%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2021	0.00% to 0.70%	4,804	47.78 to 42.19	219	1.15%	13.35% to 12.56%
2020	0.00% to 0.70%	4,815	42.15 to 37.49	194	1.51%	19.66% to 18.82%
2019	0.00% to 0.70%	4,957	35.23 to 31.55	167	2.06%	28.65% to 27.75%
2018	0.00% to 0.70%	5,885	27.38 to 24.70	156	1.44%	(6.65)% to (7.31)%
2017	0.00% to 0.70%	6,716	29.33 to 26.65	191	0.94%	13.83% to 13.04%
BlackRock Basic Value V.I. Fund — Class III Shares
2021	0.00% to 0.70%	6,100	36.59 to 32.32	213	0.96%	21.34% to 20.49%
2020	0.00% to 0.70%	7,698	30.16 to 26.82	219	0.81%	3.13% to 2.41%
2019	0.00% to 0.70%	7,958	29.24 to 26.19	221	2.21%	23.53% to 22.67%
2018	0.00% to 0.70%	9,194	23.67 to 21.35	208	1.54%	(8.11)% to (8.76)%
2017	0.00% to 0.70%	10,954	25.76 to 23.40	268	1.26%	8.01% to 7.26%
BlackRock Global Allocation V.I. Fund — Class III Shares
2021	0.00% to 0.70%	30,798	32.68 to 29.07	964	0.82%	6.42% to 5.67%
2020	0.00% to 0.70%	30,806	30.71 to 27.51	908	1.22%	20.71% to 19.86%
2019	0.00% to 0.70%	32,105	25.45 to 22.95	785	1.22%	17.75% to 16.93%
2018	0.00% to 0.70%	35,883	21.61 to 19.63	750	0.86%	(7.58)% to (8.23)%
2017	0.00% to 0.70%	42,011	23.38 to 21.39	957	1.26%	13.71% to 12.91%
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2021	0.00% to 0.70%	10,889	70.59 to 62.35	751	0.00%	17.78% to 16.96%
2020	0.00% to 0.70%	11,116	59.93 to 53.31	652	0.00%	43.43% to 42.42%
2019	0.00% to 0.70%	12,531	41.79 to 37.43	510	0.00%	32.33% to 31.41%
2018	0.00% to 0.70%	14,847	31.58 to 28.48	457	0.00%	2.77% to 2.04%
2017	0.00% to 0.70%	11,337	30.73 to 27.91	339	0.00%	29.23% to 28.33%
Columbia Funds Variable Series Trust II
CTIVP® — Loomis Sayles Growth Fund — Class 1
2021	0.00% to 0.70%	45,078	28.24 to 27.14	1,259	0.00%	18.57% to 17.74%
2020	0.00% to 0.70%	52,386	23.82 to 23.05	1,237	0.00%	31.93% to 31.01%
2019	0.00% to 0.70%	63,773	18.05 to 17.59	1,145	0.00%	31.75% to 30.83%
2018	0.00% to 0.70%	65,635	13.70 to 13.45	896	0.00%	(2.40)% to (3.08)%
2017	0.00% to 0.70%	71,562	14.04 to 13.88	1,001	0.00%	33.03% to 32.10%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2021	0.00% to 0.70%	39,709	15.51 to 14.90	607	1.09%	9.74% to 8.98%
2020	0.00% to 0.70%	43,656	14.13 to 13.67	610	1.44%	8.83% to 8.06%
2019	0.00% to 0.70%	58,551	12.98 to 12.65	756	1.78%	25.15% to 24.27%
2018	0.00% to 0.70%	50,421	10.37 to 10.18	521	2.55%	(16.81)% to (17.40)%
2017	0.00% to 0.70%	52,963	12.47 to 12.33	659	1.85%	27.18% to 26.29%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Eaton Vance Variable Trust
VT Floating — Rate Income Fund
2021	0.00% to 0.70%	34,413	19.51 to 17.11	656	2.90%	3.63% to 2.90%
2020	0.00% to 0.70%	35,673	18.83 to 16.63	657	3.35%	2.00% to 1.28%
2019	0.00% to 0.70%	84,313	18.46 to 16.42	1,444	4.30%	7.08% to 6.33%
2018	0.00% to 0.70%	90,962	17.24 to 15.44	1,467	3.77%	(0.07)% to (0.78)%
2017	0.00% to 0.70%	93,109	17.25 to 15.56	1,510	3.26%	3.42% to 2.70%
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2021	0.70% to 1.30%	9,163	50.97 to 43.32	445	4.84%	4.11% to 3.49%
2020	0.70% to 1.30%	10,854	48.95 to 41.86	509	5.95%	4.85% to 4.22%
2019	0.70% to 1.30%	12,277	46.69 to 40.16	551	6.33%	13.74% to 13.06%
2018	0.70% to 1.30%	13,412	41.05 to 35.52	529	8.01%	(3.97)% to (4.55)%
2017	0.70% to 1.30%	14,829	42.75 to 37.22	611	6.16%	6.19% to 5.56%
Federated Hermes High Income Bond Fund II — Service Shares
2021	0.00% to 0.70%	25,916	38.20 to 31.37	912	4.62%	4.44% to 3.71%
2020	0.00% to 0.70%	25,871	36.57 to 30.24	874	5.87%	5.46% to 4.72%
2019	0.00% to 0.70%	26,930	34.68 to 28.88	864	6.06%	14.13% to 13.33%
2018	0.00% to 0.70%	29,847	30.39 to 25.48	844	7.90%	(3.43)% to (4.11)%
2017	0.00% to 0.70%	30,921	31.47 to 26.58	907	6.36%	6.56% to 5.82%
Federated Hermes Kaufmann Fund II — Service Shares
2021	0.00% to 0.70%	19,378	82.28 to 72.16	1,527	0.00%	2.26% to 1.55%
2020	0.00% to 0.70%	21,520	80.46 to 71.06	1,665	0.00%	28.48% to 27.58%
2019	0.00% to 0.70%	21,586	62.62 to 55.70	1,302	0.00%	33.52% to 32.59%
2018	0.00% to 0.70%	23,413	46.90 to 42.01	1,061	0.00%	3.58% to 2.85%
2017	0.00% to 0.70%	26,386	45.28 to 40.85	1,158	0.00%	27.97% to 27.08%
Federated Hermes Managed Volatility Fund II — Primary Shares
2021	0.70% to 1.30%	14,898	45.24 to 38.44	641	1.95%	17.68% to 16.98%
2020	0.70% to 1.30%	18,056	38.44 to 32.87	651	2.63%	0.22% to (0.38)%
2019	0.70% to 1.30%	23,505	38.35 to 32.99	844	2.05%	19.39% to 18.67%
2018	0.70% to 1.30%	24,407	32.13 to 27.80	736	2.29%	(9.14)% to (9.69)%
2017	0.70% to 1.30%	15,295	35.36 to 30.78	501	3.95%	17.29% to 16.58%
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class
2021	0.70% to 1.30%	64,392	87.17 to 71.77	5,127	1.63%	9.15% to 8.49%
2020	0.70% to 1.30%	66,820	79.86 to 66.15	4,880	1.49%	14.06% to 13.38%
2019	0.70% to 1.30%	72,011	70.01 to 58.35	4,610	1.76%	17.42% to 16.72%
2018	0.70% to 1.30%	77,633	59.63 to 49.99	4,260	1.61%	(6.02)% to (6.58)%
2017	0.70% to 1.30%	91,946	63.44 to 53.51	5,325	1.86%	13.31% to 12.63%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Asset ManagerSM Portfolio — Service Class 2
2021	0.00% to 0.70%	4,098	30.36 to 26.82	114	1.30%	9.68% to 8.91%
2020	0.00% to 0.70%	4,534	27.68 to 24.62	117	1.28%	14.54% to 13.73%
2019	0.00% to 0.70%	4,567	24.17 to 21.65	103	1.67%	18.01% to 17.19%
2018	0.00% to 0.70%	3,823	20.48 to 18.47	75	1.52%	(5.61)% to (6.28)%
2017	0.00% to 0.70%	3,785	21.70 to 19.71	79	1.21%	13.74% to 12.95%
VIP Balanced Portfolio — Service Class 2
2021	0.00% to 0.70%	19,823	37.92 to 33.96	726	0.68%	17.99% to 17.17%
2020	0.00% to 0.70%	23,308	32.14 to 28.99	729	1.26%	22.13% to 21.27%
2019	0.00% to 0.70%	25,377	26.31 to 23.90	653	1.55%	24.11% to 23.25%
2018	0.00% to 0.70%	26,793	21.20 to 19.40	558	1.28%	(4.44)% to (5.11)%
2017	0.00% to 0.70%	28,017	22.19 to 20.44	610	1.30%	16.12% to 15.31%
VIP Contrafund® Portfolio — Initial Class
2021	0.70% to 1.30%	122,032	199.18 to 169.28	22,420	0.06%	26.94% to 26.18%
2020	0.70% to 1.30%	132,602	156.91 to 134.16	19,220	0.25%	29.65% to 28.87%
2019	0.70% to 1.30%	139,783	121.03 to 104.10	15,673	0.46%	30.66% to 29.87%
2018	0.70% to 1.30%	152,507	92.63 to 80.16	13,091	0.69%	(7.04)% to (7.60)%
2017	0.70% to 1.30%	169,789	99.64 to 86.75	15,715	0.98%	21.03% to 20.30%
VIP Contrafund® Portfolio — Service Class 2
2021	0.00% to 0.70%	140,392	83.46 to 57.45	8,910	0.03%	27.51% to 26.62%
2020	0.00% to 0.70%	148,706	65.46 to 45.37	7,413	0.09%	30.23% to 29.32%
2019	0.00% to 0.70%	152,412	50.26 to 35.09	5,871	0.22%	31.27% to 30.36%
2018	0.00% to 0.70%	165,726	38.29 to 26.92	4,891	0.43%	(6.64)% to (7.30)%
2017	0.00% to 0.70%	179,340	41.01 to 29.03	5,683	0.77%	21.59% to 20.74%
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2021	0.00% to 0.70%	4,541	79.28 to 69.53	319	0.12%	24.27% to 23.40%
2020	0.00% to 0.70%	4,769	63.80 to 56.35	271	0.05%	33.34% to 32.41%
2019	0.00% to 0.70%	4,556	47.84 to 42.55	201	0.39%	29.82% to 28.91%
2018	0.00% to 0.70%	4,822	36.85 to 33.01	164	0.34%	(5.17)% to (5.84)%
2017	0.00% to 0.70%	5,020	38.86 to 35.06	181	0.53%	23.50% to 22.64%
VIP Equity-Income Portfolio — Initial Class
2021	0.70% to 1.30%	72,435	183.31 to 129.14	11,253	1.86%	24.02% to 23.28%
2020	0.70% to 1.30%	79,817	147.81 to 104.75	10,068	1.78%	5.95% to 5.31%
2019	0.70% to 1.30%	90,772	139.51 to 99.47	10,772	1.99%	26.55% to 25.79%
2018	0.70% to 1.30%	99,723	110.24 to 79.08	9,414	2.14%	(8.94)% to (9.49)%
2017	0.70% to 1.30%	118,945	121.06 to 87.37	12,186	1.66%	12.11% to 11.44%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Equity-Income Portfolio — Service Class 2
2021	0.00% to 0.70%	64,392	44.10 to 35.59	2,491	1.65%	24.60% to 23.73%
2020	0.00% to 0.70%	70,537	35.39 to 28.76	2,208	2.07%	6.44% to 5.69%
2019	0.00% to 0.70%	78,147	33.25 to 27.21	2,310	1.79%	27.11% to 26.22%
2018	0.00% to 0.70%	86,051	26.16 to 21.56	2,012	1.99%	(8.54)% to (9.18)%
2017	0.00% to 0.70%	97,173	28.60 to 23.74	2,482	1.50%	12.65% to 11.86%
VIP Growth & Income Portfolio — Initial Class
2021	0.70% to 1.30%	30,028	62.87 to 54.19	1,863	2.37%	25.07% to 24.32%
2020	0.70% to 1.30%	31,927	50.27 to 43.59	1,584	2.06%	7.09% to 6.45%
2019	0.70% to 1.30%	35,354	46.94 to 40.95	1,629	3.58%	29.14% to 28.37%
2018	0.70% to 1.30%	37,657	36.35 to 31.90	1,339	0.35%	(9.62)% to (10.17)%
2017	0.70% to 1.30%	39,792	40.22 to 35.51	1,563	1.26%	16.08% to 15.39%
VIP Growth & Income Portfolio — Service Class 2
2021	0.00% to 0.70%	40,699	48.42 to 34.17	1,582	2.25%	25.64% to 24.76%
2020	0.00% to 0.70%	40,607	38.54 to 27.39	1,254	1.95%	7.59% to 6.84%
2019	0.00% to 0.70%	45,710	35.82 to 25.64	1,323	3.47%	29.68% to 28.77%
2018	0.00% to 0.70%	54,529	27.62 to 19.91	1,222	0.18%	(9.19)% to (9.83)%
2017	0.00% to 0.70%	52,353	30.42 to 22.08	1,294	1.11%	16.61% to 15.80%
VIP Growth Opportunities Portfolio — Initial Class
2021	0.70% to 1.30%	23,957	96.87 to 83.49	2,215	0.00%	11.16% to 10.49%
2020	0.70% to 1.30%	24,509	87.15 to 75.56	2,044	0.01%	67.47% to 66.47%
2019	0.70% to 1.30%	24,497	52.04 to 45.39	1,233	0.15%	39.85% to 39.01%
2018	0.70% to 1.30%	26,322	37.21 to 32.65	942	0.12%	11.67% to 10.99%
2017	0.70% to 1.30%	28,243	33.32 to 29.42	903	0.30%	33.57% to 32.77%
VIP Growth Portfolio — Initial Class
2021	0.70% to 1.30%	69,665	357.75 to 241.68	21,182	0.00%	22.35% to 21.62%
2020	0.70% to 1.30%	74,178	292.39 to 198.72	18,501	0.08%	42.88% to 42.02%
2019	0.70% to 1.30%	86,801	204.64 to 139.92	14,977	0.26%	33.37% to 32.57%
2018	0.70% to 1.30%	93,748	153.43 to 105.54	12,110	0.24%	(0.87)% to (1.47)%
2017	0.70% to 1.30%	104,158	154.78 to 107.12	13,572	0.22%	34.19% to 33.39%
VIP Growth Portfolio — Service Class 2
2021	0.00% to 0.70%	91,593	70.40 to 41.36	4,111	0.00%	22.90% to 22.04%
2020	0.00% to 0.70%	94,748	57.28 to 33.89	3,473	0.05%	43.55% to 42.54%
2019	0.00% to 0.70%	146,460	39.91 to 23.78	3,667	0.05%	33.98% to 33.04%
2018	0.00% to 0.70%	153,357	29.79 to 17.87	2,894	0.04%	(0.43)% to (1.13)%
2017	0.00% to 0.70%	159,547	29.91 to 18.08	3,042	0.08%	34.81% to 33.87%
VIP Mid Cap Portfolio — Service Class 2
2021	0.00% to 1.30%	89,286	79.28 to 69.07	6,243	0.36%	25.31% to 23.68%
2020	0.00% to 1.30%	94,275	63.27 to 55.85	5,293	0.36%	17.87% to 16.34%
2019	0.00% to 1.30%	102,535	53.68 to 48.01	4,938	0.67%	23.17% to 21.58%
2018	0.00% to 1.30%	111,947	43.58 to 39.49	4,412	0.40%	(14.77)% to (15.88)%
2017	0.00% to 1.30%	121,748	51.13 to 46.94	5,660	0.49%	20.54% to 18.98%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Overseas Portfolio — Initial Class
2021	0.70% to 1.30%	50,466	83.08 to 56.03	3,619	0.52%	18.86% to 18.15%
2020	0.70% to 1.30%	52,936	69.89 to 47.42	3,198	0.44%	14.80% to 14.11%
2019	0.70% to 1.30%	58,115	60.88 to 41.56	3,010	1.75%	26.87% to 26.11%
2018	0.70% to 1.30%	61,141	47.99 to 32.95	2,479	1.46%	(15.41)% to (15.92)%
2017	0.70% to 1.30%	73,422	56.73 to 39.19	3,443	1.42%	29.38% to 28.60%
VIP Value Strategies Portfolio — Service Class 2
2021	0.00% to 0.70%	13,199	44.39 to 39.20	574	1.29%	33.34% to 32.41%
2020	0.00% to 0.70%	13,955	33.29 to 29.61	453	1.05%	8.02% to 7.26%
2019	0.00% to 0.70%	13,960	30.82 to 27.60	421	1.42%	34.10% to 33.16%
2018	0.00% to 0.70%	14,220	22.98 to 20.73	322	0.72%	(17.50)% to (18.08)%
2017	0.00% to 0.70%	14,705	27.85 to 25.30	404	1.32%	19.08% to 18.25%
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund — Class 2 Shares
2021	0.00% to 0.70%	46,778	28.91 to 25.71	1,342	4.65%	16.75% to 15.94%
2020	0.00% to 0.70%	52,265	24.76 to 22.18	1,286	5.89%	0.69% to (0.01)%
2019	0.00% to 0.70%	58,535	24.59 to 22.18	1,428	5.24%	16.06% to 15.25%
2018	0.00% to 0.70%	65,577	21.19 to 19.25	1,378	4.79%	(4.30)% to (4.98)%
2017	0.00% to 0.70%	70,687	22.14 to 20.26	1,554	4.17%	9.67% to 8.91%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2021	0.00% to 0.70%	18,670	23.55 to 21.09	430	2.76%	19.17% to 18.33%
2020	0.00% to 0.70%	21,904	19.76 to 17.83	425	2.88%	(5.04)% to (5.71)%
2019	0.00% to 0.70%	22,177	20.81 to 18.91	454	1.75%	22.57% to 21.71%
2018	0.00% to 0.70%	26,828	16.98 to 15.53	450	2.45%	(9.07)% to (9.71)%
2017	0.00% to 0.70%	31,114	18.67 to 17.20	575	2.26%	8.35% to 7.59%
Templeton Foreign VIP Fund — Class 1 Shares
2021	0.70% to 1.30%	32,543	17.15 to 15.47	547	2.03%	3.70% to 3.08%
2020	0.70% to 1.30%	36,223	16.53 to 15.01	587	3.60%	(1.61)% to (2.20)%
2019	0.70% to 1.30%	39,442	16.81 to 15.35	646	1.95%	12.05% to 11.37%
2018	0.70% to 1.30%	43,517	15.00 to 13.78	634	2.97%	(15.87)% to (16.37)%
2017	0.70% to 1.30%	46,061	17.83 to 16.48	797	3.01%	16.20% to 15.51%
Templeton Global Bond VIP Fund — Class 1 Shares
2021	0.70% to 1.30%	50,127	18.22 to 16.44	860	0.00%	(5.29)% to (5.86)%
2020	0.70% to 1.30%	58,111	19.24 to 17.46	1,057	8.41%	(5.74)% to (6.31)%
2019	0.70% to 1.30%	56,658	20.41 to 18.64	1,096	6.94%	1.54% to 0.93%
2018	0.70% to 1.30%	63,000	20.10 to 18.47	1,210	0.00%	1.49% to 0.88%
2017	0.70% to 1.30%	60,875	19.80 to 18.31	1,154	0.00%	1.44% to 0.83%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Templeton Growth VIP Fund — Class 2 Shares
2021	0.00% to 0.70%	9,478	17.56 to 15.72	165	1.11%	4.87% to 4.14%
2020	0.00% to 0.70%	11,217	16.74 to 15.10	186	3.03%	5.80% to 5.06%
2019	0.00% to 0.70%	12,113	15.82 to 14.37	189	2.44%	15.15% to 14.35%
2018	0.00% to 0.70%	17,564	13.74 to 12.57	239	2.01%	(14.85)% to (15.45)%
2017	0.00% to 0.70%	22,008	16.14 to 14.87	353	1.64%	18.50% to 17.67%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2021	0.00% to 1.30%	865,690	10.42 to 9.22	8,441	0.01%	0.01% to (1.29)%
2020	0.00% to 1.30%	943,593	10.42 to 9.34	9,293	0.25%	0.27% to (1.03)%
2019	0.00% to 1.30%	908,032	10.40 to 9.44	8,973	1.85%	1.86% to 0.54%
2018	0.00% to 1.30%	1,035,199	10.21 to 9.39	10,091	1.47%	1.48% to 0.16%
2017	0.00% to 1.30%	1,101,065	10.06 to 9.37	10,675	0.50%	0.51% to (0.79)%
Goldman Sachs Large Cap Value Fund — Institutional Shares
2021	0.70% to 1.30%	35,589	29.20 to 25.32	992	1.19%	23.26% to 22.52%
2020	0.70% to 1.30%	36,237	23.69 to 20.67	822	1.42%	3.25% to 2.63%
2019	0.70% to 1.30%	42,370	22.95 to 20.14	937	1.50%	25.05% to 24.29%
2018	0.70% to 1.30%	44,900	18.35 to 16.20	794	1.25%	(9.10)% to (9.65)%
2017	0.70% to 1.30%	50,149	20.19 to 17.93	971	1.60%	9.09% to 8.44%
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2021	0.00% to 1.30%	67,278	46.27 to 64.48	4,607	0.48%	30.95% to 29.25%
2020	0.00% to 1.30%	71,998	35.33 to 49.89	3,812	0.63%	8.40% to 6.99%
2019	0.00% to 1.30%	76,839	32.59 to 46.63	3,782	0.77%	31.53% to 29.82%
2018	0.00% to 1.30%	85,677	24.78 to 35.92	3,231	1.25%	(10.46)% to (11.63)%
2017	0.00% to 1.30%	106,758	27.68 to 40.64	4,542	0.73%	11.07% to 9.63%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2021	0.70% to 1.30%	77,729	108.69 to 92.79	7,883	1.10%	16.38% to 15.68%
2020	0.70% to 1.30%	86,565	93.40 to 80.21	7,547	2.41%	13.51% to 12.83%
2019	0.70% to 1.30%	92,884	82.28 to 71.10	7,116	1.87%	21.73% to 21.00%
2018	0.70% to 1.30%	104,812	67.59 to 58.76	6,643	2.16%	(0.03)% to (0.63)%
2017	0.70% to 1.30%	117,445	67.61 to 59.13	7,424	1.61%	17.60% to 16.90%
Janus Henderson Balanced Portfolio — Service Shares
2021	0.00% to 0.70%	81,965	52.91 to 41.41	3,602	0.87%	16.91% to 16.09%
2020	0.00% to 0.70%	87,979	45.25 to 35.67	3,336	2.06%	14.03% to 13.23%
2019	0.00% to 0.70%	107,632	39.69 to 31.51	3,566	1.64%	22.27% to 21.42%
2018	0.00% to 0.70%	118,491	32.46 to 25.95	3,257	1.78%	0.43% to (0.28)%
2017	0.00% to 0.70%	125,147	32.32 to 26.02	3,449	1.38%	18.13% to 17.31%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Enterprise Portfolio — Institutional Shares
2021	0.70% to 1.30%	70,591	166.01 to 140.39	11,334	0.32%	16.01% to 15.32%
2020	0.70% to 1.30%	78,870	143.10 to 121.75	10,885	0.11%	18.64% to 17.92%
2019	0.70% to 1.30%	83,234	120.62 to 103.25	9,691	0.20%	34.54% to 33.73%
2018	0.70% to 1.30%	88,444	89.66 to 77.20	7,654	0.26%	(1.12)% to (1.71)%
2017	0.70% to 1.30%	93,675	90.67 to 78.55	8,213	0.62%	26.53% to 25.77%
Janus Henderson Enterprise Portfolio — Service Shares
2021	0.00% to 0.70%	41,836	98.02 to 30.81	1,535	0.24%	16.54% to 15.73%
2020	0.00% to 0.70%	43,450	84.11 to 26.62	1,367	0.04%	19.18% to 18.35%
2019	0.00% to 0.70%	47,018	70.57 to 22.50	1,248	0.05%	35.16% to 34.21%
2018	0.00% to 0.70%	48,154	52.21 to 16.76	948	0.14%	(0.66)% to (1.36)%
2017	0.00% to 0.70%	53,243	52.56 to 16.99	1,073	0.53%	27.09% to 26.20%
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2021	0.70% to 1.30%	50,719	37.42 to 31.94	1,749	2.70%	(1.59)% to (2.18)%
2020	0.70% to 1.30%	54,029	38.02 to 32.65	1,901	2.89%	9.71% to 9.05%
2019	0.70% to 1.30%	56,696	34.66 to 29.95	1,816	3.34%	8.80% to 8.15%
2018	0.70% to 1.30%	59,361	31.85 to 27.69	1,755	3.14%	(1.70)% to (2.29)%
2017	0.70% to 1.30%	62,020	32.40 to 28.34	1,873	2.94%	2.90% to 2.28%
Janus Henderson Forty Portfolio — Institutional Shares
2021	0.70% to 1.30%	49,089	188.60 to 162.54	8,739	0.50%	22.04% to 21.30%
2020	0.70% to 1.30%	50,903	154.54 to 133.99	7,447	0.71%	38.42% to 37.59%
2019	0.70% to 1.30%	53,945	111.64 to 97.39	5,716	0.15%	36.20% to 35.38%
2018	0.70% to 1.30%	58,540	81.97 to 71.93	4,549	1.15%	1.27% to 0.65%
2017	0.70% to 1.30%	60,562	80.95 to 71.47	4,656	0.00%	29.41% to 28.63%
Janus Henderson Forty Portfolio — Service Shares
2021	0.00% to 0.70%	33,963	105.92 to 55.43	2,111	0.53%	22.60% to 21.74%
2020	0.00% to 0.70%	36,943	86.39 to 45.53	1,865	0.63%	39.03% to 38.06%
2019	0.00% to 0.70%	42,274	62.14 to 32.98	1,564	0.02%	36.85% to 35.89%
2018	0.00% to 0.70%	47,708	45.41 to 24.27	1,320	1.22%	1.72% to 1.00%
2017	0.00% to 0.70%	49,394	44.64 to 24.03	1,336	0.00%	29.99% to 29.09%
Janus Henderson Global Research Portfolio — Institutional Shares
2021	0.70% to 1.30%	85,074	80.94 to 68.45	6,648	0.52%	17.26% to 16.56%
2020	0.70% to 1.30%	89,033	69.02 to 58.72	5,938	0.82%	19.22% to 18.50%
2019	0.70% to 1.30%	94,840	57.90 to 49.56	5,312	1.00%	28.14% to 27.37%
2018	0.70% to 1.30%	103,635	45.18 to 38.91	4,512	1.13%	(7.52)% to (8.08)%
2017	0.70% to 1.30%	108,886	48.86 to 42.33	5,127	0.82%	26.14% to 25.39%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Global Research Portfolio — Service Shares
2021	0.00% to 0.70%	31,415	37.43 to 19.96	701	0.37%	17.80% to 16.97%
2020	0.00% to 0.70%	32,257	31.77 to 17.06	612	0.64%	19.76% to 18.92%
2019	0.00% to 0.70%	35,696	26.53 to 14.35	562	0.86%	28.71% to 27.81%
2018	0.00% to 0.70%	37,334	20.61 to 11.23	457	0.98%	(7.08)% to (7.74)%
2017	0.00% to 0.70%	38,005	22.18 to 12.17	502	0.69%	26.68% to 25.80%
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2021	0.00% to 1.30%	58,932	50.00 to 32.61	2,193	0.65%	17.75% to 16.22%
2020	0.00% to 1.30%	60,381	42.47 to 28.06	1,916	0.00%	50.73% to 48.77%
2019	0.00% to 1.30%	62,720	28.18 to 18.86	1,328	0.41%	44.82% to 42.94%
2018	0.00% to 1.30%	62,598	19.46 to 13.19	921	1.09%	0.91% to (0.41)%
2017	0.00% to 1.30%	68,315	19.28 to 13.25	1,020	0.43%	44.91% to 43.04%
Janus Henderson Overseas Portfolio — Institutional Shares
2021	0.70% to 1.30%	62,475	64.15 to 54.95	3,761	1.16%	12.79% to 12.11%
2020	0.70% to 1.30%	64,896	56.88 to 49.02	3,472	1.35%	15.48% to 14.78%
2019	0.70% to 1.30%	66,107	49.25 to 42.70	3,069	1.92%	26.13% to 25.37%
2018	0.70% to 1.30%	69,852	39.05 to 34.06	2,569	1.75%	(15.54)% to (16.05)%
2017	0.70% to 1.30%	71,129	46.23 to 40.57	3,104	1.65%	30.20% to 29.42%
Janus Henderson Overseas Portfolio — Service Shares
2021	0.00% to 0.70%	7,283	26.67 to 21.82	175	1.02%	13.29% to 12.49%
2020	0.00% to 0.70%	8,080	23.54 to 19.40	174	1.22%	16.02% to 15.21%
2019	0.00% to 0.70%	8,373	20.29 to 16.84	155	1.88%	26.71% to 25.82%
2018	0.00% to 0.70%	12,698	16.01 to 13.38	192	1.61%	(15.14)% to (15.73)%
2017	0.00% to 0.70%	14,405	18.87 to 15.88	258	1.57%	30.80% to 29.89%
Janus Henderson Research Portfolio — Institutional Shares
2021	0.70% to 1.30%	81,346	115.85 to 97.98	8,949	0.10%	19.49% to 18.77%
2020	0.70% to 1.30%	87,909	96.95 to 82.49	8,081	0.54%	32.02% to 31.23%
2019	0.70% to 1.30%	93,071	73.44 to 62.86	6,499	0.46%	34.57% to 33.76%
2018	0.70% to 1.30%	100,727	54.57 to 46.99	5,250	0.54%	(3.26)% to (3.85)%
2017	0.70% to 1.30%	108,129	56.41 to 48.87	5,828	0.39%	26.99% to 26.23%
Janus Henderson Research Portfolio — Service Shares
2021	0.00% to 0.70%	14,837	38.64 to 30.73	491	0.02%	20.05% to 19.21%
2020	0.00% to 0.70%	15,603	50.97 to 25.78	432	0.36%	32.58% to 31.65%
2019	0.00% to 0.70%	15,645	38.45 to 19.58	329	0.31%	35.22% to 34.28%
2018	0.00% to 0.70%	18,316	28.43 to 14.59	288	0.36%	(2.84)% to (3.52)%
2017	0.00% to 0.70%	19,248	29.26 to 15.12	312	0.24%	27.55% to 26.66%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II
2021	0.00% to 0.70%	7,070	60.81 to 53.33	414	0.17%	10.04% to 9.27%
2020	0.00% to 0.70%	7,120	55.26 to 48.81	380	0.58%	17.73% to 16.90%
2019	0.00% to 0.70%	7,426	46.94 to 41.75	336	0.76%	24.75% to 23.87%
2018	0.00% to 0.70%	8,420	37.63 to 33.70	307	0.36%	(8.57)% to (9.21)%
2017	0.00% to 0.70%	9,372	41.15 to 37.12	374	0.25%	15.99% to 15.18%
ClearBridge Variable Dividend Strategy Portfolio — Class I
2021	0.70% to 1.30%	27,834	32.32 to 29.59	864	1.54%	25.91% to 25.16%
2020	0.70% to 1.30%	28,148	25.67 to 23.64	699	1.40%	6.92% to 6.27%
2019	0.70% to 1.30%	38,951	24.01 to 22.25	893	1.86%	30.67% to 29.88%
2018	0.70% to 1.30%	20,954	18.38 to 17.13	374	1.61%	(5.53)% to (6.10)%
2017	0.70% to 1.30%	21,533	19.45 to 18.24	407	1.45%	18.34% to 17.63%
ClearBridge Variable Dividend Strategy Portfolio — Class II
2021	0.70% to 0.70%	2,485	31.67 to 31.67	79	1.39%	25.73% to 25.73%
2020	0.70% to 0.70%	2,497	25.19 to 25.19	63	1.16%	6.74% to 6.74%
2019	0.70% to 0.70%	2,528	23.60 to 23.60	60	1.36%	30.49% to 30.49%
2018	0.70% to 0.70%	2,563	18.09 to 18.09	46	1.42%	(5.66)% to (5.66)%
2017	0.70% to 0.70%	2,601	19.17 to 19.17	50	1.32%	18.18% to 18.18%
ClearBridge Variable Large Cap Value Portfolio — Class I
2021	0.00% to 1.30%	18,393	19.53 to 50.88	936	1.05%	26.21% to 24.57%
2020	0.00% to 1.30%	18,826	15.47 to 40.85	767	1.38%	5.25% to 3.88%
2019	0.00% to 1.30%	26,650	14.70 to 39.32	885	1.69%	28.88% to 27.21%
2018	0.00% to 1.30%	32,412	11.41 to 30.91	874	1.47%	(8.87)% to (10.06)%
2017	0.00% to 1.30%	35,058	12.52 to 34.37	1,023	1.40%	14.84% to 13.35%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2021	0.00% to 0.70%	9,946	56.01 to 37.38	459	0.42%	26.51% to 25.62%
2020	0.00% to 0.70%	10,445	44.28 to 29.75	376	0.43%	13.60% to 12.80%
2019	0.00% to 0.70%	13,472	38.98 to 26.38	438	0.45%	31.25% to 30.33%
2018	0.00% to 0.70%	16,989	29.70 to 20.24	416	0.45%	(5.71)% to (6.37)%
2017	0.00% to 0.70%	18,832	31.49 to 21.62	485	0.55%	23.03% to 22.17%
MFS® New Discovery Series — Service Class Shares
2021	0.00% to 1.30%	24,106	65.70 to 67.88	1,290	0.00%	1.57% to 0.26%
2020	0.00% to 1.30%	27,154	64.68 to 67.71	1,453	0.00%	45.58% to 43.69%
2019	0.00% to 1.30%	28,307	44.43 to 47.12	1,040	0.00%	41.27% to 39.44%
2018	0.00% to 1.30%	34,025	31.45 to 33.79	880	0.00%	(1.72)% to (3.00)%
2017	0.00% to 1.30%	42,263	32.00 to 34.84	1,094	0.00%	26.33% to 24.70%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® Total Return Series — Service Class Shares
2021	0.00% to 0.70%	35,524	30.02 to 26.70	1,055	1.62%	13.84% to 13.04%
2020	0.00% to 0.70%	35,727	26.37 to 23.62	933	2.07%	9.52% to 8.75%
2019	0.00% to 0.70%	35,958	24.08 to 21.72	858	2.14%	20.12% to 19.28%
2018	0.00% to 0.70%	36,399	20.05 to 18.21	724	1.98%	(5.87)% to (6.53)%
2017	0.00% to 0.70%	37,804	21.30 to 19.48	799	2.15%	12.02% to 11.24%
MFS® Utilities Series — Service Class Shares
2021	0.00% to 0.70%	45,032	75.15 to 42.09	2,056	1.53%	13.82% to 13.03%
2020	0.00% to 0.70%	47,130	66.03 to 37.24	1,900	2.20%	5.62% to 4.88%
2019	0.00% to 0.70%	47,651	62.51 to 35.51	1,834	3.76%	24.80% to 23.93%
2018	0.00% to 0.70%	54,162	50.09 to 28.65	1,691	0.85%	0.81% to 0.10%
2017	0.00% to 0.70%	57,857	49.69 to 28.62	1,797	4.16%	14.49% to 13.69%
MFS® Variable Insurance Trust II
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2021	0.00% to 0.70%	44,203	28.75 to 27.42	1,246	0.03%	25.66% to 24.78%
2020	0.00% to 0.70%	46,028	22.88 to 21.97	1,036	0.22%	22.20% to 21.34%
2019	0.00% to 0.70%	47,725	18.72 to 18.11	881	0.34%	39.58% to 38.61%
2018	0.00% to 0.70%	56,863	13.41 to 13.06	755	0.34%	0.58% to (0.13)%
2017	0.00% to 0.70%	63,089	13.34 to 13.08	835	0.42%	28.10% to 27.21%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2021	0.00% to 0.70%	9,051	24.84 to 22.10	219	10.98%	16.04% to 15.23%
2020	0.00% to 0.70%	14,211	21.41 to 19.18	299	4.87%	7.91% to 7.15%
2019	0.00% to 0.70%	14,357	19.84 to 17.90	280	2.83%	11.74% to 10.96%
2018	0.00% to 0.70%	14,601	17.76 to 16.13	255	3.09%	(5.45)% to (6.11)%
2017	0.00% to 0.70%	14,187	18.78 to 17.18	264	4.64%	13.38% to 12.59%
High Yield Portfolio — Administrative Class Shares
2021	0.00% to 0.70%	40,897	36.52 to 30.93	1,393	4.44%	3.63% to 2.91%
2020	0.00% to 0.70%	46,842	35.24 to 30.06	1,550	4.87%	5.74% to 5.00%
2019	0.00% to 0.70%	53,328	33.32 to 28.63	1,670	4.95%	14.72% to 13.92%
2018	0.00% to 0.70%	59,341	29.05 to 25.13	1,630	5.09%	(2.65)% to (3.33)%
2017	0.00% to 0.70%	64,077	29.84 to 26.00	1,811	4.87%	6.61% to 5.86%
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2021	0.00% to 0.70%	6,732	29.15 to 25.09	180	1.58%	(1.96)% to (2.64)%
2020	0.00% to 0.70%	6,839	29.73 to 25.77	187	6.10%	5.56% to 4.82%
2019	0.00% to 0.70%	7,970	28.16 to 24.58	205	1.77%	7.01% to 6.26%
2018	0.00% to 0.70%	9,765	26.32 to 23.14	236	1.31%	2.12% to 1.40%
2017	0.00% to 0.70%	10,575	25.77 to 22.82	253	5.25%	2.76% to 2.05%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Long-Term U.S. Government Portfolio — Administrative Class Shares
2021	0.00% to 0.70%	51,295	41.27 to 36.39	2,005	1.56%	(4.78)% to (5.45)%
2020	0.00% to 0.70%	49,412	43.35 to 38.49	2,036	1.67%	17.39% to 16.57%
2019	0.00% to 0.70%	49,181	36.93 to 33.02	1,740	2.07%	13.32% to 12.53%
2018	0.00% to 0.70%	53,824	32.59 to 29.35	1,687	2.40%	(2.38)% to (3.07)%
2017	0.00% to 0.70%	62,012	33.38 to 30.27	2,002	2.17%	8.95% to 8.19%
Low Duration Portfolio — Administrative Class Shares
2021	0.00% to 0.70%	45,382	15.84 to 14.09	667	0.53%	(0.93)% to (1.62)%
2020	0.00% to 0.70%	40,929	15.99 to 14.32	617	1.04%	2.99% to 2.27%
2019	0.00% to 0.70%	42,860	15.52 to 14.00	629	2.77%	4.03% to 3.30%
2018	0.00% to 0.70%	44,416	14.92 to 13.55	629	1.91%	0.34% to (0.36)%
2017	0.00% to 0.70%	46,323	14.87 to 13.60	655	1.35%	1.35% to 0.64%
Total Return Portfolio — Administrative Class Shares
2021	0.00% to 1.30%	220,820	29.16 to 18.19	5,658	1.82%	(1.27)% to (2.55)%
2020	0.00% to 1.30%	255,827	29.54 to 18.66	6,671	2.14%	8.65% to 7.24%
2019	0.00% to 1.30%	268,921	27.19 to 17.41	6,546	3.01%	8.36% to 6.95%
2018	0.00% to 1.30%	291,500	25.09 to 16.27	6,591	2.54%	(0.53)% to (1.83)%
2017	0.00% to 1.30%	330,969	25.23 to 16.58	7,468	2.02%	4.91% to 3.56%
Rydex Variable Trust
NASDAQ-100® Fund
2021	0.00% to 0.70%	19,123	96.14 to 32.26	734	0.00%	25.54% to 24.66%
2020	0.00% to 0.70%	21,325	76.58 to 25.88	647	0.29%	44.96% to 43.94%
2019	0.00% to 0.70%	22,674	52.83 to 17.98	515	0.13%	36.86% to 35.90%
2018	0.00% to 0.70%	25,869	38.60 to 13.23	438	0.00%	(1.81)% to (2.50)%
2017	0.00% to 0.70%	29,195	39.31 to 13.57	498	0.00%	31.12% to 30.21%
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2021	0.00% to 1.30%	69,547	19.82 to 18.77	1,409	2.07%	(1.81)% to (3.09)%
2020	0.00% to 1.30%	82,059	20.19 to 19.37	1,712	2.43%	7.03% to 5.64%
2019	0.00% to 1.30%	83,895	18.86 to 18.33	1,646	0.20%	8.62% to 7.21%
2018	0.00% to 1.30%	91,968	17.37 to 17.10	1,671	2.16%	(1.42)% to (2.71)%
2017	0.00% to 1.30%	101,632	17.62 to 17.58	1,886	2.08%	3.25% to 1.91%
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2021	0.00% to 1.30%	63,792	72.83 to 53.51	3,932	0.00%	24.97% to 23.35%
2020	0.00% to 1.30%	81,822	58.28 to 43.38	4,040	0.03%	33.61% to 31.88%
2019	0.00% to 1.30%	86,184	43.62 to 32.90	3,202	0.00%	37.33% to 35.55%
2018	0.00% to 1.30%	94,082	31.76 to 24.27	2,557	0.14%	(2.66)% to (3.93)%
2017	0.00% to 1.30%	100,576	32.63 to 25.26	2,823	0.32%	28.34% to 26.68%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Real Estate Securities V.I.S. Fund — Class 1 Shares
2021	0.00% to 1.30%	40,105	78.53 to 138.08	5,031	2.23%	41.80% to 39.97%
2020	0.00% to 1.30%	44,042	55.38 to 98.65	3,929	0.51%	(5.23)% to (6.46)%
2019	0.00% to 1.30%	48,053	58.43 to 105.47	4,545	1.34%	26.15% to 24.52%
2018	0.00% to 1.30%	53,267	46.32 to 84.71	3,991	2.48%	(5.71)% to (6.94)%
2017	0.00% to 1.30%	59,127	49.13 to 91.02	4,777	1.65%	5.84% to 4.47%
S&P 500® Index V.I.S. Fund — Class 1 Shares
2021	0.00% to 1.30%	249,553	60.69 to 177.16	37,410	1.12%	28.27% to 26.61%
2020	0.00% to 1.30%	268,626	47.31 to 139.93	30,915	1.74%	17.92% to 16.39%
2019	0.00% to 1.30%	291,850	40.12 to 120.22	28,410	1.34%	31.05% to 29.35%
2018	0.00% to 1.30%	324,380	30.62 to 92.95	23,722	1.69%	(4.73)% to (5.97)%
2017	0.00% to 1.30%	347,003	32.14 to 98.85	26,896	1.79%	21.50% to 19.93%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2021	0.00% to 1.30%	60,188	72.89 to 54.56	3,815	0.00%	20.53% to 18.97%
2020	0.00% to 1.30%	68,612	60.47 to 45.86	3,644	0.00%	14.53% to 13.04%
2019	0.00% to 1.30%	74,505	52.80 to 40.57	3,452	0.00%	26.12% to 24.49%
2018	0.00% to 1.30%	79,342	41.86 to 32.59	2,931	0.00%	(9.70)% to (10.88)%
2017	0.00% to 1.30%	86,674	46.36 to 36.57	3,570	0.00%	12.71% to 11.25%
Total Return V.I.S. Fund — Class 1 Shares
2021	0.00% to 1.30%	116,463	32.47 to 78.59	5,254	2.09%	13.45% to 11.98%
2020	0.00% to 1.30%	124,180	28.62 to 70.18	5,000	1.92%	6.44% to 5.06%
2019	0.00% to 1.30%	128,245	26.89 to 66.80	4,923	2.36%	15.81% to 14.31%
2018	0.00% to 1.30%	134,267	23.22 to 58.44	4,425	2.08%	(6.34)% to (7.56)%
2017	0.00% to 1.30%	153,717	24.79 to 63.22	5,746	1.97%	15.58% to 14.09%
Total Return V.I.S. Fund — Class 3 Shares
2021	0.00% to 0.70%	25,020	22.84 to 20.46	570	1.79%	13.20% to 12.41%
2020	0.00% to 0.70%	29,024	20.17 to 18.20	585	1.61%	6.14% to 5.39%
2019	0.00% to 0.70%	29,194	19.01 to 17.27	554	1.76%	15.57% to 14.76%
2018	0.00% to 0.70%	41,962	16.45 to 15.05	690	1.91%	(6.61)% to (7.27)%
2017	0.00% to 0.70%	45,800	17.61 to 16.23	806	1.80%	15.26% to 14.46%
U.S. Equity V.I.S. Fund — Class 1 Shares
2021	0.00% to 1.30%	44,413	57.00 to 47.03	2,351	0.35%	25.49% to 23.87%
2020	0.00% to 1.30%	46,409	45.42 to 37.97	1,970	0.52%	22.64% to 21.04%
2019	0.00% to 1.30%	47,439	37.04 to 31.37	1,652	0.69%	31.77% to 30.06%
2018	0.00% to 1.30%	51,200	28.11 to 24.12	1,350	0.86%	(3.40)% to (4.66)%
2017	0.00% to 1.30%	54,312	29.10 to 25.30	1,491	0.77%	19.91% to 18.36%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2021	0.70% to 1.30%	54,283	107.29 to 91.59	5,615	0.00%	11.06% to 10.39%
2020	0.70% to 1.30%	60,829	96.61 to 82.97	5,663	0.18%	65.86% to 64.86%
2019	0.70% to 1.30%	64,644	58.25 to 50.33	3,641	0.00%	26.54% to 25.78%
2018	0.70% to 1.30%	69,675	46.03 to 40.01	3,098	0.00%	1.49% to 0.87%
2017	0.70% to 1.30%	74,518	45.36 to 39.66	3,269	0.00%	27.57% to 26.80%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2021	0.70% to 1.30%	71,569	60.53 to 51.67	4,158	0.00%	(6.72)% to (7.28)%
2020	0.70% to 1.30%	77,327	64.89 to 55.72	4,816	1.04%	65.98% to 64.98%
2019	0.70% to 1.30%	83,335	39.09 to 33.77	3,140	0.00%	28.43% to 27.66%
2018	0.70% to 1.30%	90,077	30.44 to 26.46	2,645	0.00%	0.72% to 0.11%
2017	0.70% to 1.30%	101,282	30.22 to 26.43	2,956	0.00%	27.83% to 27.07%
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares
2021	0.00% to 0.70%	35,306	21.75 to 19.34	715	0.00%	25.03% to 24.15%
2020	0.00% to 0.70%	36,539	17.39 to 15.58	594	0.00%	11.82% to 11.03%
2019	0.00% to 0.70%	31,777	15.56 to 14.03	470	0.00%	10.25% to 9.48%
2018	0.00% to 0.70%	31,366	14.11 to 12.82	424	0.00%	(18.42)% to (18.99)%
2017	0.00% to 0.70%	31,408	17.30 to 15.82	523	0.00%	(0.53)% to (1.23)%
PSF PGIM Jennison Focused Blend Portfolio — Class II Shares
2021	0.00% to 0.70%	2,134	83.13 to 72.91	167	0.00%	16.35% to 15.53%
2020	0.00% to 0.70%	2,432	71.45 to 63.10	166	0.00%	30.41% to 29.50%
2019	0.00% to 0.70%	4,475	54.79 to 48.73	239	0.00%	28.40% to 27.50%
2018	0.00% to 0.70%	5,720	42.67 to 38.22	239	0.00%	(5.72)% to (6.39)%
2017	0.00% to 0.70%	5,976	45.26 to 40.83	264	0.00%	29.74% to 28.84%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2021	0.00% to 0.00%	3,834	104.67 to 104.67	401	0.00%	15.55% to 15.55%
2020	0.00% to 0.00%	3,885	90.58 to 90.58	352	0.00%	55.57% to 55.57%
2019	0.00% to 0.00%	3,939	58.23 to 58.23	229	0.00%	32.82% to 32.82%
2018	0.00% to 0.00%	3,995	43.84 to 43.84	175	0.00%	(1.18)% to (1.18)%
2017	0.00% to 0.00%	4,713	44.36 to 44.36	209	0.00%	36.13% to 36.13%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based policy expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the policy owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021 to December 31, 2021.